                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-7820
                                   ---------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:       03-31
                          ------------------------------------------------------

Date of reporting period:      06-30-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                               Mid Cap Value Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 0.4%
    16,800 Northrop Grumman Corp.                                  $   1,123,920
                                                                   -------------

AIRLINES - 0.5%
   123,603 Southwest Airlines Co.                                      1,611,783
                                                                   -------------

AUTO COMPONENTS - 0.9%
    56,932 Autoliv, Inc.                                               2,654,170
                                                                   -------------

AUTOMOBILES - 1.6%
    49,100 Bayerische Motoren Werke AG ORD                             2,362,658
   230,835 Winnebago Industries, Inc.(1)                               2,352,209
                                                                   -------------
                                                                       4,714,867
                                                                   -------------

BEVERAGES - 2.5%
    43,662 Anheuser-Busch Cos., Inc.                                   2,712,283
   172,900 Coca-Cola Enterprises, Inc.                                 2,991,170
    64,600 Pepsi Bottling Group, Inc.                                  1,803,632
                                                                   -------------
                                                                       7,507,085
                                                                   -------------

BUILDING PRODUCTS - 0.4%
    69,848 Masco Corp.                                                 1,098,709
                                                                   -------------

CAPITAL MARKETS - 2.3%
    58,400 AllianceBernstein Holding LP                                3,193,312
    48,100 Ameriprise Financial, Inc.                                  1,956,227
    42,600 Legg Mason, Inc.                                            1,856,082
                                                                   -------------
                                                                       7,005,621
                                                                   -------------

CHEMICALS - 2.7%
    40,400 Ecolab, Inc.                                                1,736,796
    83,939 International Flavors & Fragrances, Inc.                    3,278,657
    16,901 Minerals Technologies, Inc.                                 1,074,735
    43,700 Rohm & Haas Co.                                             2,029,428
                                                                   -------------
                                                                       8,119,616
                                                                   -------------

COMMERCIAL BANKS - 4.8%
   150,300 Associated Banc-Corp.                                       2,899,287
    67,620 Commerce Bancshares, Inc.                                   2,681,809
   275,316 Marshall & Ilsley Corp.                                     4,220,594
    64,106 SunTrust Banks, Inc.                                        2,321,920
    48,100 United Bankshares, Inc.                                     1,103,895
    40,800 Zions Bancorp.                                              1,284,792
                                                                   -------------
                                                                      14,512,297
                                                                   -------------

COMMERCIAL SERVICES & SUPPLIES - 4.7%
    81,900 Avery Dennison Corp.                                        3,597,867
   177,793 HNI Corp.(1)                                                3,139,824
    70,259 Pitney Bowes, Inc.                                          2,395,832
    65,298 Republic Services, Inc.                                     1,939,351
    82,044 Waste Management, Inc.                                      3,093,879
                                                                   -------------
                                                                      14,166,753
                                                                   -------------

COMMUNICATIONS EQUIPMENT - 0.9%
   222,100 Emulex Corp.(2)                                             2,587,465
                                                                   -------------

Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.2%
    83,851 Diebold, Inc.                                          $   2,983,418
    53,625 QLogic Corp.(2)                                              782,389
                                                                  -------------
                                                                      3,765,807
                                                                  -------------

CONTAINERS & PACKAGING - 4.3%
   408,984 Bemis Co., Inc.                                            9,169,421
   185,100 Pactiv Corp.(2)                                            3,929,673
                                                                  -------------
                                                                     13,099,094
                                                                  -------------

DISTRIBUTORS - 1.1%
    83,394 Genuine Parts Co.                                          3,309,074
                                                                  -------------

DIVERSIFIED - 2.5%
    94,820 iShares S&P MidCap 400 Index Fund                          7,727,830
                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES - 1.0%
    73,200 McGraw-Hill Cos., Inc. (The)                               2,936,784
                                                                  -------------

ELECTRIC UTILITIES - 7.2%
   206,682 Empire District Electric Co. (The)(1)                      3,831,884
   133,583 IDACORP, Inc.                                              3,859,213
   319,709 Portland General Electric Co.                              7,199,847
   184,200 Sierra Pacific Resources                                   2,341,182
   211,300 Westar Energy, Inc.                                        4,545,063
                                                                  -------------
                                                                     21,777,189
                                                                  -------------

ELECTRICAL EQUIPMENT - 1.3%
    96,500 Hubbell, Inc., Class B                                     3,847,455
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
    33,091 Littelfuse, Inc.(2)                                        1,044,021
   119,784 Molex, Inc.                                                2,923,927
    67,289 Tyco Electronics Ltd.                                      2,410,292
   188,000 Vishay Intertechnology, Inc.(2)                            1,667,560
                                                                  -------------
                                                                      8,045,800
                                                                  -------------

FOOD PRODUCTS - 8.9%
   112,800 Campbell Soup Co.                                          3,774,288
   293,090 ConAgra Foods, Inc.                                        5,650,775
    13,222 General Mills, Inc.                                          803,501
    22,575 H.J. Heinz Co.                                             1,080,214
    63,777 Hershey Co. (The)                                          2,090,610
    70,500 Kellogg Co.                                                3,385,410
   270,813 Kraft Foods, Inc., Class A                                 7,704,630
   169,220 Maple Leaf Foods, Inc. ORD                                 1,813,664
    16,000 Ralcorp Holdings, Inc.(2)                                    791,040
                                                                  -------------
                                                                     27,094,132
                                                                  -------------

GAS UTILITIES - 2.1%
    52,900 AGL Resources, Inc.                                        1,829,282
    89,003 Southwest Gas Corp.                                        2,646,059
    50,915 WGL Holdings, Inc.                                         1,768,787
                                                                  -------------
                                                                      6,244,128
                                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
    86,212 Beckman Coulter, Inc.                                      5,821,896
    64,500 Boston Scientific Corp.(2)                                   792,705
   126,313 Symmetry Medical, Inc.(2)                                  2,048,797

Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    27,200 Zimmer Holdings, Inc.(2)                               $   1,850,960
                                                                  -------------
                                                                     10,514,358
                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES - 0.9%
    62,500 LifePoint Hospitals, Inc.(2)                               1,768,750
    17,637 Universal Health Services, Inc., Class B                   1,115,011
                                                                  -------------
                                                                      2,883,761
                                                                  -------------

HEALTH CARE TECHNOLOGY - 0.4%
    50,800 IMS Health, Inc.                                           1,183,640
                                                                  -------------

HOTELS, RESTAURANTS & LEISURE - 3.3%
   129,733 International Speedway Corp., Class A                      5,063,479
   244,071 Speedway Motorsports, Inc.                                 4,974,167
                                                                  -------------
                                                                     10,037,646
                                                                  -------------

HOUSEHOLD DURABLES - 0.7%
    33,600 Whirlpool Corp.                                            2,074,128
                                                                  -------------

HOUSEHOLD PRODUCTS - 5.5%
    65,200 Clorox Co. (The)                                           3,403,440
   222,819 Kimberly-Clark Corp.                                      13,320,122
                                                                  -------------
                                                                     16,723,562
                                                                  -------------

INSURANCE - 7.2%
    62,604 Allstate Corp. (The)                                       2,854,116
    96,378 Arthur J. Gallagher & Co.                                  2,322,710
    46,200 Chubb Corp.                                                2,264,262
    79,727 Genworth Financial, Inc., Class A                          1,419,938
    36,181 Hartford Financial Services Group, Inc.
           (The)                                                      2,336,207
    26,625 HCC Insurance Holdings, Inc.                                 562,852
   159,550 Horace Mann Educators Corp.                                2,236,891
    16,600 Lincoln National Corp.                                       752,312
   202,817 Marsh & McLennan Cos., Inc.                                5,384,791
    39,700 Principal Financial Group, Inc.                            1,666,209
                                                                  -------------
                                                                     21,800,288
                                                                  -------------

IT SERVICES - 0.3%
    19,400 Automatic Data Processing, Inc.                              812,860
                                                                  -------------

LEISURE EQUIPMENT & PRODUCTS - 0.9%
    27,900 Polaris Industries, Inc.(1)                                1,126,602
    90,557 RC2 Corp.(2)                                               1,680,738
                                                                  -------------
                                                                      2,807,340
                                                                  -------------

MACHINERY - 1.6%
   193,185 Altra Holdings, Inc.(2)                                    3,247,440
    16,200 Dover Corp.                                                  783,594
    17,100 Kaydon Corp.                                                 879,111
                                                                  -------------
                                                                      4,910,145
                                                                  -------------

METALS & MINING - 0.3%
    15,400 Newmont Mining Corp.                                         803,264
                                                                  -------------

MULTILINE RETAIL - 0.3%
    52,300 Family Dollar Stores, Inc.                                 1,042,862
                                                                  -------------

MULTI-UTILITIES - 3.7%
    57,400 Ameren Corp.                                               2,424,002
    46,300 Consolidated Edison, Inc.                                  1,809,867
    83,837 Puget Energy, Inc.                                         2,011,250

Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    73,100 Wisconsin Energy Corp.                                 $   3,305,582
    87,900 Xcel Energy, Inc.                                          1,764,153
                                                                  -------------
                                                                     11,314,854
                                                                  -------------

OIL, GAS & CONSUMABLE FUELS - 2.4%
    20,051 Apache Corp.                                               2,787,089
    63,852 Equitable Resources, Inc.                                  4,409,619
                                                                  -------------
                                                                      7,196,708
                                                                  -------------

PAPER & FOREST PRODUCTS - 1.8%
   117,885 MeadWestvaco Corp.                                         2,810,378
    53,536 Weyerhaeuser Co.                                           2,737,831
                                                                  -------------
                                                                      5,548,209
                                                                  -------------

PHARMACEUTICALS - 1.7%
    28,400 Barr Pharmaceuticals, Inc.(2)                              1,280,272
   107,700 Bristol-Myers Squibb Co.                                   2,211,081
    67,069 Watson Pharmaceuticals, Inc.(2)                            1,822,265
                                                                  -------------
                                                                      5,313,618
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.5%
    23,500 Boston Properties, Inc.                                    2,120,170
    57,100 Host Hotels & Resorts, Inc.                                  779,415
    14,100 Public Storage                                             1,139,139
    68,700 Rayonier, Inc.                                             2,917,002
    22,900 Realty Income Corp.(1)                                       521,204
                                                                  -------------
                                                                      7,476,930
                                                                  -------------

ROAD & RAIL - 0.5%
   101,700 Heartland Express, Inc.                                    1,516,347
                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
    53,900 KLA-Tencor Corp.                                           2,194,269
    76,000 Teradyne, Inc.(2)                                            841,320
                                                                  -------------
                                                                      3,035,589
                                                                  -------------

SOFTWARE - 0.6%
    72,758 Synopsys, Inc.(2)                                          1,739,644
                                                                  -------------

SPECIALTY RETAIL - 1.3%
   112,297 Lowe's Cos., Inc.                                          2,330,163
    37,800 Sherwin-Williams Co. (The)                                 1,736,154
                                                                  -------------
                                                                      4,066,317
                                                                  -------------

THRIFTS & MORTGAGE FINANCE - 2.4%
   338,389 People's United Financial, Inc.                            5,278,868
   110,500 Washington Federal, Inc.                                   2,000,050
                                                                  -------------
                                                                      7,278,918
                                                                  -------------

TRADING COMPANIES & DISTRIBUTORS - 0.6%
    74,900 Interline Brands, Inc.(2)                                  1,193,157
     9,500 W.W. Grainger, Inc.                                          777,100
                                                                  -------------
                                                                      1,970,257
                                                                  -------------

WATER UTILITIES - 0.3%
    47,992 American Water Works Co., Inc.(2)                          1,064,462
                                                                  -------------

TOTAL COMMON STOCKS
(Cost $322,364,733)                                                 296,065,286
                                                                  -------------

Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.4%
--------------------------------------------------------------------------------
$4,400,000FHLB Discount Notes, 2.00%, 7/1/08(1)(3)
(Cost $4,399,756)                                                 $   4,400,000
                                                                  -------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(4) -- 3.9%
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$3,000,208)                                                           3,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$3,000,204)                                                           3,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$3,000,208)                                                           3,000,000

Repurchase Agreement, UBS Securities LLC, (collateralized
by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08,
due 7/1/08 (Delivery value $2,742,039)                                2,741,837
                                                                  -------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $11,741,837)                                                   11,741,837
                                                                  -------------

TOTAL INVESTMENT SECURITIES -- 103.0%
(Cost $338,506,326)                                                 312,207,123
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- (3.0)%                               (9,115,551)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 303,091,572
                                                                  =============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell          Settlement Date     Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------
1,482,331 Euro for USD        7/31/08       $2,331,193             $(2,347)
1,634,157 CAD for USD         7/31/08        1,601,644              13,464
                                            ------------------------------
                                            $3,932,837             $11,117
                                            ==============================
(Value on Settlement Date $3,943,954)

Notes to Schedule of Investments
--------------------------------------------------------------------------------
CAD  - Canadian Dollar
FHLB - Federal Home Loan Bank
ORD  - Foreign Ordinary Share
USD  - United States Dollar

(1)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $11,230,460.

(2)   Non-income producing.

(3)   The rate indicated is the yield to maturity at purchase.

(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                 Unrealized Gain
                                                 Value of        (Loss) on Other
                                                Investment          Financial
          Valuation Inputs                      Securities         Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                        $291,888,964                    -
Level 2 - Other Significant Observable Inputs    20,318,159              $11,117
Level 3 - Significant Unobservable Inputs                 -                    -
                                               ---------------------------------
                                               $312,207,123              $11,117
                                               =================================

*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 352,130,094
                                                        =============
Gross tax appreciation of investments                   $   7,333,979
Gross tax depreciation of investments                     (47,256,950)
                                                        -------------
Net tax appreciation (depreciation) of investments      $ (39,922,971)
                                                        =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              Small Cap Value Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------

COMMON STOCKS - 92.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.3%
       75,000  AeroVironment, Inc.(1)                           $     2,038,500
       40,000  Alliant Techsystems, Inc.(1)                           4,067,200
      105,000  American Science & Engineering, Inc.(2)                5,410,650
       60,000  Curtiss-Wright Corp.                                   2,684,400
       35,000  DRS Technologies, Inc.                                 2,755,200
       55,000  Esterline Technologies Corp.(1)                        2,709,300
      145,000  Moog, Inc., Class A(1)                                 5,399,800
      115,000  Triumph Group, Inc.                                    5,416,500
                                                                ---------------
                                                                     30,481,550
                                                                ---------------

AIRLINES - 0.5%
      220,000  Alaska Air Group, Inc.(1)                              3,374,800
      320,000  SkyWest, Inc.                                          4,048,000
                                                                ---------------
                                                                      7,422,800
                                                                ---------------

AUTO COMPONENTS - 0.6%
      185,000  Hawk Corp., Class A(1)                                 3,441,000
      105,000  Lear Corp.(1)                                          1,488,900
       95,000  Superior Industries International, Inc.(2)             1,603,600
      115,000  Tenneco, Inc.(1)                                       1,555,950
                                                                ---------------
                                                                      8,089,450
                                                                ---------------

AUTOMOBILES - 0.2%
      225,000  Winnebago Industries, Inc.(2)                          2,292,750
                                                                ---------------

BUILDING PRODUCTS - 0.8%
    1,000,000  Griffon Corp.(1)(2)                                    8,760,000
       64,004  Simpson Manufacturing Co., Inc.(2)                     1,519,455
                                                                ---------------
                                                                     10,279,455
                                                                ---------------

CAPITAL MARKETS - 4.6%
      305,000  Apollo Investment Corp.(2)                             4,370,650
    1,460,000  Ares Capital Corp.                                    14,716,800
      160,000  Calamos Asset Management, Inc., Class A                2,724,800
      685,000  Cowen Group, Inc.(1)(3)                                5,288,200
      445,000  HFF, Inc., Class A(1)                                  2,532,050
      530,000  Highland Distressed Opportunities, Inc.                3,042,200
       55,000  Lazard Ltd., Class A                                   1,878,250
    2,263,850  MCG Capital Corp.(2)                                   9,010,123
      210,000  MVC Capital, Inc.(2)                                   2,874,900
      620,000  Patriot Capital Funding, Inc.(2)                       3,875,000
      625,000  PennantPark Investment Corp.                           4,506,250
      445,000  TradeStation Group, Inc.(1)                            4,516,750
       60,000  Waddell & Reed Financial, Inc., Class A                2,100,600
                                                                ---------------
                                                                     61,436,573
                                                                ---------------

CHEMICALS - 2.1%
       80,000  Arch Chemicals, Inc.                                   2,652,000
       75,000  Cytec Industries, Inc.                                 4,092,000
      110,000  Ferro Corp.                                            2,063,600
       90,000  H.B. Fuller Co.                                        2,019,600
       61,271  Hawkins, Inc.                                            916,614
      280,000  Hercules, Inc.                                         4,740,400
       50,000  Minerals Technologies, Inc.                            3,179,500

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------
      190,000  OM Group, Inc.(1)                                $     6,230,100
       65,000  Sensient Technologies Corp.                            1,830,400
                                                                ---------------
                                                                     27,724,214
                                                                ---------------

COMMERCIAL BANKS - 4.5%
      310,000  Central Pacific Financial Corp.                        3,304,600
       45,000  City National Corp.                                    1,893,150
      815,000  First Horizon National Corp.                           6,055,450
      235,000  First Midwest Bancorp., Inc.                           4,382,750
      155,000  FirstMerit Corp.                                       2,528,050
    1,075,000  Fulton Financial Corp.                                10,803,750
      785,000  Hanmi Financial Corp.(2)                               4,089,850
      580,000  Sterling Bancshares, Inc.                              5,272,200
      320,000  TCF Financial Corp.(2)                                 3,849,600
      370,000  Whitney Holding Corp.                                  6,771,000
      405,000  Wilmington Trust Corp.                                10,708,200
                                                                ---------------
                                                                     59,658,600
                                                                ---------------

COMMERCIAL SERVICES & SUPPLIES - 2.0%
      140,000  ABM Industries, Inc.                                   3,115,000
      240,000  ACCO Brands Corp.(1)                                   2,695,200
      140,000  American Ecology Corp.                                 4,134,200
      115,000  G&K Services, Inc., Class A                            3,502,900
      105,000  Heidrick & Struggles International, Inc.               2,902,200
       80,000  Herman Miller, Inc.                                    1,991,200
      230,000  MPS Group, Inc.(1)                                     2,444,900
       40,000  United Stationers, Inc.(1)                             1,478,000
       60,000  Waste Connections, Inc.(1)                             1,915,800
       40,000  Watson Wyatt Worldwide, Inc., Class A                  2,115,600
                                                                ---------------
                                                                     26,295,000
                                                                ---------------

COMMUNICATIONS EQUIPMENT - 1.2%
       75,000  ADTRAN, Inc.                                           1,788,000
      145,000  Bel Fuse, Inc., Class B                                3,582,950
      690,000  Emulex Corp.(1)                                        8,038,500
       95,000  Plantronics, Inc.                                      2,120,400
                                                                ---------------
                                                                     15,529,850
                                                                ---------------

COMPUTERS & PERIPHERALS - 1.2%
      440,000  Electronics for Imaging, Inc.(1)                       6,424,000
       90,000  Imation Corp.                                          2,062,800
      160,000  Lexmark International, Inc., Class A(1)                5,348,800
      150,000  Rackable Systems, Inc.(1)                              2,010,000
                                                                ---------------
                                                                     15,845,600
                                                                ---------------

CONSTRUCTION & ENGINEERING - 2.1%
      250,000  EMCOR Group, Inc.(1)                                   7,132,500
      545,000  Granite Construction, Inc.                            17,183,850
      168,553  Sterling Construction Co., Inc.(1)                     3,347,463
                                                                ---------------
                                                                     27,663,813
                                                                ---------------

CONSUMER FINANCE - 0.2%
      420,000  Advance America Cash Advance Centers, Inc.             2,133,600
                                                                ---------------

CONTAINERS & PACKAGING - 1.9%
       33,704  AptarGroup, Inc.                                       1,413,883
    1,065,000  Bemis Co., Inc.                                       23,877,300
                                                                ---------------
                                                                     25,291,183
                                                                ---------------

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.4%
      190,000  Core-Mark Holding Co., Inc.(1)(2)                $     4,978,000
                                                                ---------------

DIVERSIFIED - 3.1%
       35,000  iShares Russell 2000 Index Fund                        2,416,050
      545,000  iShares Russell 2000 Value Index Fund(2)              34,880,000
       75,000  iShares S&P SmallCap 600/BARRA Value Index
               Fund(2)                                                4,777,500
                                                                ---------------
                                                                     42,073,550
                                                                ---------------

DIVERSIFIED CONSUMER SERVICES - 0.4%
      225,000  Corinthian Colleges, Inc.(1)                           2,612,250
      100,000  Regis Corp.                                            2,635,000
                                                                ---------------
                                                                      5,247,250
                                                                ---------------

DIVERSIFIED FINANCIAL SERVICES - 0.2%
      260,000  Asset Acceptance Capital Corp.(2)                      3,177,200
                                                                ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
      137,144  Atlantic Tele-Network, Inc.                            3,772,831
      390,000  Iowa Telecommunications Services, Inc.(2)              6,867,900
                                                                ---------------
                                                                     10,640,731
                                                                ---------------

ELECTRIC UTILITIES - 3.1%
      145,000  Cleco Corp.                                            3,382,850
      630,000  Empire District Electric Co. (The)(2)                 11,680,200
      450,000  Great Plains Energy, Inc.                             11,376,000
      259,616  MGE Energy, Inc.                                       8,468,674
       85,000  Portland General Electric Co.                          1,914,200
      250,000  Westar Energy, Inc.                                    5,377,500
                                                                ---------------
                                                                     42,199,424
                                                                ---------------

ELECTRICAL EQUIPMENT - 2.2%
       70,000  Acuity Brands, Inc.                                    3,365,600
       60,000  Belden, Inc.                                           2,032,800
      135,000  Brady Corp., Class A                                   4,661,550
       45,000  General Cable Corp.(1)                                 2,738,250
       95,000  Hubbell, Inc., Class B                                 3,787,650
      750,000  LSI Industries, Inc.                                   6,090,000
       65,000  Regal-Beloit Corp.                                     2,746,250
       95,000  Thomas & Betts Corp.(1)                                3,595,750
                                                                ---------------
                                                                     29,017,850
                                                                ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.8%
       35,000  Anixter International, Inc.(1)                         2,082,150
      450,000  Benchmark Electronics, Inc.(1)                         7,353,000
       60,000  Coherent, Inc.(1)                                      1,793,400
      385,000  Electro Scientific Industries, Inc.(1)                 5,455,450
      180,000  Insight Enterprises, Inc.(1)                           2,111,400
       60,000  Littelfuse, Inc.(1)                                    1,893,000
      105,000  Park Electrochemical Corp.                             2,552,550
      110,000  Rogers Corp.(1)                                        4,134,900
      110,000  Technitrol, Inc.                                       1,868,900
      940,000  Vishay Intertechnology, Inc.(1)                        8,337,800
                                                                ---------------
                                                                     37,582,550
                                                                ---------------

ENERGY EQUIPMENT & SERVICES - 4.2%
       92,457  Bristow Group, Inc.(1)                                 4,575,697
       25,386  Exterran Holdings, Inc.(1)                             1,814,845
      770,000  Global Industries Ltd.(1)                             13,806,100

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------
      450,000  Grey Wolf, Inc.(1)                               $     4,063,500
      350,000  Helix Energy Solutions Group, Inc.(1)                 14,574,000
       40,000  Hornbeck Offshore Services, Inc.(1)                    2,260,400
      180,000  Key Energy Services, Inc.(1)                           3,495,600
       25,000  Lufkin Industries, Inc.                                2,082,000
      205,000  North American Energy Partners, Inc.(1)                4,444,400
       70,000  Oil States International, Inc.(1)                      4,440,800
                                                                ---------------
                                                                     55,557,342
                                                                ---------------

FOOD & STAPLES RETAILING - 1.4%
       50,000  BJ's Wholesale Club, Inc.(1)                           1,935,000
      115,000  Casey's General Stores, Inc.                           2,664,550
       85,000  Village Super Market, Inc., Class A                    3,279,300
      340,000  Weis Markets, Inc.                                    11,039,800
                                                                ---------------
                                                                     18,918,650
                                                                ---------------

FOOD PRODUCTS - 2.4%
      815,000  B&G Foods, Inc., Class A                               7,612,100
       40,000  Corn Products International, Inc.                      1,964,400
      270,000  Del Monte Foods Co.                                    1,917,000
       95,000  Diamond Foods, Inc.                                    2,188,800
      130,000  Farmer Bros. Co.(2)                                    2,749,500
      105,000  Hain Celestial Group, Inc. (The)(1)                    2,465,400
      260,000  J&J Snack Foods Corp.                                  7,126,600
       70,000  Lancaster Colony Corp.                                 2,119,600
       85,000  Pilgrim's Pride Corp.                                  1,104,150
       50,000  Ralcorp Holdings, Inc.(1)(2)                           2,472,000
                                                                ---------------
                                                                     31,719,550
                                                                ---------------

GAS UTILITIES - 1.6%
       85,000  AGL Resources, Inc.                                    2,939,300
      205,000  Atmos Energy Corp.                                     5,651,850
       65,000  Nicor, Inc.                                            2,768,350
      185,000  Southwest Gas Corp.                                    5,500,050
      120,000  WGL Holdings, Inc.                                     4,168,800
                                                                ---------------
                                                                     21,028,350
                                                                ---------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
      590,000  Cutera, Inc.(1)                                        5,327,700
      265,000  ICU Medical, Inc.(1)                                   6,063,200
       75,000  STERIS Corp.                                           2,157,000
      110,000  Utah Medical Products, Inc.                            3,144,900
      110,000  Vital Signs, Inc.                                      6,245,800
      645,000  Young Innovations, Inc.(3)                            13,428,900
                                                                ---------------
                                                                     36,367,500
                                                                ---------------

HEALTH CARE PROVIDERS & SERVICES - 3.0%
      135,000  Almost Family, Inc.(1)                                 3,591,000
      140,000  Amsurg Corp.(1)                                        3,409,000
      830,000  Assisted Living Concepts, Inc., Class A(1)             4,565,000
      415,000  LCA-Vision, Inc.(2)                                    1,979,550
       95,000  LifePoint Hospitals, Inc.(1)                           2,688,500
      285,000  Magellan Health Services, Inc.(1)                     10,553,550
       75,000  National Healthcare Corp.                              3,437,250
      575,000  Odyssey HealthCare, Inc.(1)                            5,600,500
      250,000  U.S. Physical Therapy, Inc.(1)                         4,102,500
                                                                ---------------
                                                                     39,926,850
                                                                ---------------

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY - 0.2%
      205,000  Vital Images, Inc.(1)(2)                         $     2,550,200
                                                                ---------------

HOTELS, RESTAURANTS & LEISURE - 1.9%
      295,000  California Pizza Kitchen, Inc.(1)                      3,301,050
      141,296  CEC Entertainment, Inc.(1)                             3,957,701
       90,000  Jack in the Box, Inc.(1)                               2,016,900
       40,000  Panera Bread Co., Class A(1)(2)                        1,850,400
      315,000  Red Robin Gourmet Burgers, Inc.(1)(2)                  8,738,100
      940,000  Ruby Tuesday, Inc.(2)                                  5,076,000
                                                                ---------------
                                                                     24,940,151
                                                                ---------------

HOUSEHOLD DURABLES - 0.6%
      165,000  American Greetings Corp., Class A                      2,036,100
      165,000  Ethan Allen Interiors, Inc.(2)                         4,059,000
       60,000  Tupperware Brands Corp.                                2,053,200
                                                                ---------------
                                                                      8,148,300
                                                                ---------------

HOUSEHOLD PRODUCTS - 0.1%
       70,000  WD-40 Co.                                              2,047,500
                                                                ---------------

INSURANCE - 6.3%
      530,000  American Equity Investment Life Holding Co.            4,319,500
      460,000  Aspen Insurance Holdings Ltd.                         10,888,200
      210,000  Assured Guaranty Ltd.                                  3,777,900
      110,000  Hanover Insurance Group, Inc.                          4,675,000
    1,570,268  HCC Insurance Holdings, Inc.                          33,195,465
       50,000  Hilb Rogal & Hobbs Co.                                 2,173,000
      125,000  IPC Holdings, Ltd.                                     3,318,750
       80,000  National Financial Partners Corp.(2)                   1,585,600
      115,000  Odyssey Re Holdings Corp.                              4,082,500
      320,000  OneBeacon Insurance Group Ltd.                         5,622,400
      165,000  Phoenix Cos., Inc. (The)                               1,255,650
      100,000  Platinum Underwriters Holdings, Ltd.                   3,261,000
      100,000  ProAssurance Corp.(1)                                  4,811,000
       70,000  United Fire & Casualty Co.                             1,885,100
                                                                ---------------
                                                                     84,851,065
                                                                ---------------

IT SERVICES - 0.9%
       75,000  CACI International, Inc., Class A(1)                   3,432,750
      250,000  NeuStar, Inc., Class A(1)                              5,390,000
      265,000  Perot Systems Corp., Class A(1)                        3,977,650
                                                                ---------------
                                                                     12,800,400
                                                                ---------------

LEISURE EQUIPMENT & PRODUCTS - 0.4%
      110,000  Pool Corp.(2)                                          1,953,600
      115,000  RC2 Corp.(1)                                           2,134,400
      113,836  Sport Supply Group, Inc.                               1,169,096
                                                                ---------------
                                                                      5,257,096
                                                                ---------------

MACHINERY - 3.3%
      190,000  Altra Holdings, Inc.(1)                                3,193,900
      270,000  Barnes Group, Inc.                                     6,234,300
       85,000  Colfax Corp.(1)                                        2,132,650
      170,000  Commercial Vehicle Group, Inc.(1)                      1,589,500
      110,000  IDEX Corp.                                             4,052,400
       55,000  Kaydon Corp.                                           2,827,550
      135,000  Kennametal, Inc.                                       4,394,250

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------
      210,000  Mueller Industries, Inc.                         $     6,762,000
      255,000  Mueller Water Products, Inc., Series B                 2,177,700
      300,000  NN, Inc.                                               4,182,000
       80,000  Pentair, Inc.                                          2,801,600
      105,000  Timken Co.                                             3,458,700
                                                                ---------------
                                                                     43,806,550
                                                                ---------------

MARINE - 0.8%
      100,000  Genco Shipping & Trading Ltd.(2)                       6,520,000
      175,629  OceanFreight, Inc.(2)                                  4,069,324
                                                                ---------------
                                                                     10,589,324
                                                                ---------------

MEDIA - 1.5%
      370,000  Belo Corp., Series A                                   2,704,700
      698,287  Entravision Communications Corp., Class A(1)           2,807,114
    1,670,000  Journal Communications, Inc., Class A                  8,049,400
      505,000  McClatchy Co. (The), Class A(2)                        3,423,900
      215,000  Valassis Communications, Inc.(1)                       2,691,800
                                                                ---------------
                                                                     19,676,914
                                                                ---------------

METALS & MINING - 1.7%
       65,000  Carpenter Technology Corp.                             2,837,250
       30,000  Century Aluminum Co.(1)                                1,994,700
        4,901  Great Northern Iron Ore Properties                       550,970
      145,000  Haynes International, Inc.(1)(2)                       8,344,750
      165,000  Mesabi Trust                                           5,082,000
       75,000  RTI International Metals, Inc.(1)                      2,671,500
       15,000  Schnitzer Steel Industries, Inc., Class A              1,719,000
                                                                ---------------
                                                                     23,200,170
                                                                ---------------

MULTILINE RETAIL - 0.4%
      100,000  Dollar Tree, Inc.(1)                                   3,269,000
      175,000  Fred's, Inc., Class A                                  1,967,000
                                                                ---------------
                                                                      5,236,000
                                                                ---------------

MULTI-UTILITIES - 0.4%
      125,000  Black Hills Corp.                                      4,007,500
       80,000  Puget Energy, Inc.                                     1,919,200
                                                                ---------------
                                                                      5,926,700
                                                                ---------------

OIL, GAS & CONSUMABLE FUELS - 3.5%
       44,323  BP Prudhoe Bay Royalty Trust                           4,581,225
       75,000  Cross Timbers Royalty Trust                            4,513,500
    1,510,000  Double Hull Tankers, Inc.(2)                          15,145,300
       35,000  Encore Acquisition Co.(1)                              2,631,650
       95,000  Hugoton Royalty Trust                                  3,515,000
       45,000  Mesa Royalty Trust                                     3,712,500
      100,000  St. Mary Land & Exploration Co.                        6,464,000
       35,000  Swift Energy Co.(1)                                    2,312,100
       40,000  Whiting Petroleum Corp.(1)                             4,243,200
                                                                ---------------
                                                                     47,118,475
                                                                ---------------

PAPER & FOREST PRODUCTS - 0.4%
      150,000  Glatfelter                                             2,026,500
      205,000  Neenah Paper, Inc.                                     3,425,550
                                                                ---------------
                                                                      5,452,050
                                                                ---------------

PERSONAL PRODUCTS - 0.2%
      420,163  Schiff Nutrition International, Inc.                   2,352,913
                                                                ---------------

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.9%
       75,000  Alpharma, Inc., Class A(1)                       $     1,689,750
        6,062  Matrixx Initiatives, Inc.(1)                             100,993
      305,000  Obagi Medical Products, Inc.(1)                        2,607,750
      490,000  Sciele Pharma, Inc.(1)(2)                              9,481,500
      315,000  Sepracor, Inc.(1)                                      6,274,800
      210,000  Watson Pharmaceuticals, Inc.(1)                        5,705,700
                                                                ---------------
                                                                     25,860,493
                                                                ---------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.6%
      175,000  Capstead Mortgage Corp.                                1,898,750
      445,000  Education Realty Trust, Inc.                           5,184,250
      265,000  Getty Realty Corp.(2)                                  3,818,650
      115,000  Hatteras Financial Corp.(2)                            2,643,850
      165,000  Healthcare Realty Trust, Inc.                          3,922,050
      145,000  Lexington Realty Trust(2)                              1,976,350
    1,445,000  MFA Mortgage Investments, Inc.                         9,421,400
      145,000  Realty Income Corp.(2)                                 3,300,200
      130,000  Sunstone Hotel Investors, Inc.                         2,158,000
                                                                ---------------
                                                                     34,323,500
                                                                ---------------

ROAD & RAIL - 0.9%
       75,000  Arkansas Best Corp.(2)                                 2,748,000
      150,000  Heartland Express, Inc.                                2,236,500
      370,000  Werner Enterprises, Inc.(2)                            6,874,600
                                                                ---------------
                                                                     11,859,100
                                                                ---------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
       55,000  Cabot Microelectronics Corp.(1)                        1,823,250
      130,000  Cohu, Inc.                                             1,908,400
      720,000  Mattson Technology, Inc.(1)                            3,427,200
       85,000  MKS Instruments, Inc.(1)                               1,861,500
      470,000  Rudolph Technologies, Inc.(1)                          3,619,000
      115,000  Supertex, Inc.(1)(2)                                   2,684,100
       60,000  Varian Semiconductor Equipment Associates,
               Inc.(1)                                                2,089,200
      219,136  Veeco Instruments, Inc.(1)(2)                          3,523,707
      255,000  Verigy Ltd.(1)                                         5,791,050
                                                                ---------------
                                                                     26,727,407
                                                                ---------------

SOFTWARE - 5.1%
      195,000  Aspen Technology, Inc.(1)                              2,593,500
      220,000  Compuware Corp.(1)                                     2,098,800
      120,000  Fair Isaac Corp.                                       2,492,400
    1,350,000  Parametric Technology Corp.(1)                        22,504,500
      700,000  Sybase, Inc.(1)                                       20,594,000
      175,000  Synopsys, Inc.(1)                                      4,184,250
    1,685,000  Ulticom, Inc.(1)                                      14,322,500
                                                                ---------------
                                                                     68,789,950
                                                                ---------------

SPECIALTY RETAIL - 2.0%
      135,000  Barnes & Noble, Inc.(2)                                3,353,400
      380,000  Cato Corp. (The), Class A                              5,411,200
      145,000  Dress Barn, Inc. (The)(1)                              1,940,100
       90,000  Group 1 Automotive, Inc.(2)                            1,788,300
      710,000  Hot Topic, Inc.(1)                                     3,841,100
      165,000  Penske Automotive Group, Inc.(2)                       2,432,100

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------
      215,000  Pier 1 Imports, Inc.(1)(2)                       $       739,600
      165,000  Rent-A-Center, Inc.(1)                                 3,394,050
      170,000  Stage Stores, Inc.                                     1,983,900
      100,000  Zale Corp.(1)(2)                                       1,889,000
                                                                ---------------
                                                                     26,772,750
                                                                ---------------

TEXTILES, APPAREL & LUXURY GOODS - 1.5%
      515,000  Crocs, Inc.(1)(2)                                      4,125,150
      275,000  Kenneth Cole Productions, Inc., Class A(2)             3,492,500
       50,000  Warnaco Group, Inc. (The)(1)                           2,203,500
      120,000  Weyco Group, Inc.                                      3,183,600
      255,000  Wolverine World Wide, Inc.                             6,800,850
                                                                ---------------
                                                                     19,805,600
                                                                ---------------

THRIFTS & MORTGAGE FINANCE - 0.6%
      250,000  First Niagara Financial Group, Inc.                    3,215,000
       50,000  MASSBANK Corp.                                         1,979,000
      355,000  PMI Group, Inc. (The)(2)                                 692,250
      110,000  Washington Federal, Inc.                               1,991,000
                                                                ---------------
                                                                      7,877,250
                                                                ---------------

TRADING COMPANIES & DISTRIBUTORS - 0.7%
       90,000  Applied Industrial Technologies, Inc.                  2,175,300
      245,000  Kaman Corp.                                            5,576,200
       90,000  Lawson Products, Inc.                                  2,230,200
                                                                ---------------
                                                                      9,981,700
                                                                ---------------
TOTAL COMMON STOCKS
(Cost $1,329,262,199)                                             1,234,530,793
                                                                ---------------
CONVERTIBLE PREFERRED STOCKS - 3.1%
--------------------------------------------------------------------------------

COMMERCIAL BANKS - 0.3%
      166,326  Midwest Banc Holdings, Inc., Series A,
               7.75%, 12/31/49                                        3,576,009
                                                                ---------------

INSURANCE - 1.9%
      560,000  Aspen Insurance Holdings Ltd.,
               5.625%, 12/31/49(3)                                   25,608,800
                                                                ---------------

METALS & MINING - 0.4%
       60,000  Hecla Mining Co., 6.50%, 1/1/11                        5,790,000
                                                                ---------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.2%
       75,000  Lexington Realty Trust, Series C, 6.50%, 12/31/49      2,660,625
                                                                ---------------

TOBACCO - 0.3%
        3,000  Universal Corp., 6.75%, 12/31/49                       3,458,250
                                                                ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $45,814,188)                                                   41,093,684
                                                                ---------------
PREFERRED STOCKS - 1.3%
--------------------------------------------------------------------------------

INSURANCE - 0.1%
       85,000  Odyssey Re Holdings Corp., Series A,
               8.125%, 10/20/10(2)                                    1,895,500
                                                                ---------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.2%
      315,000  Ashford Hospitality Trust, Inc., Series D,
               8.45%, 7/18/12                                         5,581,800
      250,000  National Retail Properties, Inc., Series C,
               7.375%, 10/12/11(2)                                    5,537,500
      180,432  PS Business Parks, Inc., Series K, 7.95%, 6/30/09      4,247,370
                                                                ---------------
                                                                     15,366,670
                                                                ---------------
TOTAL PREFERRED STOCKS
(Cost $19,973,364)                                                   17,262,170
                                                                ---------------

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
Principal Amount                                                     Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.7%
-------------------------------------------------------------------------------
  $49,600,000  FHLB Discount Notes, 2.00%, 7/1/08(2)(4)
(Cost $49,597,244)                                              $    49,600,000
                                                                ---------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(5) - 13.1%
-------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.50%, dated 6/30/08, due
7/1/08 (Delivery value $49,003,403)                                  49,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.45%, dated
6/30/08, due 7/1/08 (Delivery value $49,003,335)                     49,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated
6/30/08, due 7/1/08 (Delivery value $49,003,403)                     49,000,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08, due
7/1/08 (Delivery value $28,047,035)                                  28,044,971
                                                                ---------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $175,044,971)                                                 175,044,971
                                                                ---------------

TOTAL INVESTMENT SECURITIES -- 113.6%
(Cost $1,619,691,966)                                             1,517,531,618
                                                                ---------------
OTHER ASSETS AND LIABILITIES -- (13.6)%                            (181,791,769)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 1,335,739,849
                                                                ===============

Notes to Schedule of Investments
--------------------------------------------------------------------------------
FHLB          -   Federal Home Loan Bank

(1)   Non-income producing.

(2)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $169,785,427.

(3)   Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(4)   The rate indicated is the yield to maturity at purchase.

(5)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of June 30, 2008:

                 Valuation Inputs                 Value of Investment Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $1,251,792,963
Level 2 - Other Significant Observable Inputs                       265,738,655
Level 3 - Significant Unobservable Inputs                                    --
                                                                 --------------
                                                                 $1,517,531,618
                                                                 ==============

Small Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2008 follows:

           Share                                               June 30, 2008
           Balance   Purchase   Sales    Realized   Dividend  Share     Market
Company    3/31/08     Cost      Cost   Gain (Loss)  Income  Balance    Value
--------------------------------------------------------------------------------
Aspen
Insurance
Holdings
Ltd.       315,000 $2,660,772 $       -- $      --  $390,234 560,000 $25,608,800

Cowen
Group,
Inc.
(1)(2)     750,000         --    896,152  (378,614)       -- 685,000   5,288,200

Young
Innova-
tions,
Inc.       600,000  1,250,787    963,598  (268,700)   27,000 645,000  13,428,900
                   ---------- ---------- ---------  --------         -----------
                   $3,911,559 $1,859,750 $(647,314) $417,234         $44,325,900
                   ========== ========== =========  ========         ===========

(1) Non-income producing.

(2) Company was not an affiliate at June 30, 2008.

4. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $1,701,538,145
                                                        ==============
Gross tax appreciation of investments                       84,250,521
Gross tax depreciation of investments                     (268,257,048)
                                                        --------------
Net tax appreciation (depreciation) of investments      $ (184,006,527)
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                               Equity Income Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Equity Income - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
-------------------------------------------------------------------------------

COMMON STOCKS - 79.3%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.1%
       108,727  Northrop Grumman Corp.                          $     7,273,836
                                                                ---------------

AIR FREIGHT & LOGISTICS - 1.0%
       834,400  United Parcel Service, Inc., Class B                 51,290,568
                                                                ---------------

AUTOMOBILES - 0.2%
       292,500  Honda Motor Co. Ltd. ORD(1)                           9,958,738
                                                                ---------------

BEVERAGES - 0.3%
       331,600  Coca-Cola Co. (The)                                  17,236,568
                                                                ---------------

CAPITAL MARKETS - 1.5%
     1,247,230  AllianceBernstein Holding LP                         68,198,537
       195,800  Morgan Stanley                                        7,062,506
                                                                ---------------
                                                                     75,261,043
                                                                ---------------

CHEMICALS - 2.2%
     1,004,700  E.I. du Pont de Nemours & Co.                        43,091,581
     1,451,800  Rohm & Haas Co.                                      67,421,592
                                                                ---------------
                                                                    110,513,173
                                                                ---------------

COMMERCIAL BANKS - 2.8%
     4,488,500  Associated Banc-Corp.                                86,583,165
     2,226,791  Marshall & Ilsley Corp.                              34,136,706
       485,300  SunTrust Banks, Inc.                                 17,577,566
                                                                ---------------
                                                                    138,297,437
                                                                ---------------

COMMERCIAL SERVICES & SUPPLIES - 1.3%
       284,800  Pitney Bowes, Inc.                                    9,711,680
     1,416,945  Waste Management, Inc.                               53,432,996
                                                                ---------------
                                                                     63,144,676
                                                                ---------------

DIVERSIFIED - 0.1%
        38,200  Standard & Poor's 500 Depositary Receipt,
                Series 1                                              4,889,600
                                                                ---------------

DIVERSIFIED FINANCIAL SERVICES - 1.1%
     1,596,800  JPMorgan Chase & Co.                                 54,786,208
                                                                ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%
     6,386,100  AT&T, Inc.                                          215,147,709
       831,200  Verizon Communications, Inc.                         29,424,480
                                                                ---------------
                                                                    244,572,189
                                                                ---------------

ELECTRIC UTILITIES - 5.8%
     2,607,343  Portland General Electric Co.                        58,717,365
     4,348,700  Southern Co.                                        151,856,604
     3,594,649  Westar Energy, Inc.                                  77,320,900
                                                                ---------------
                                                                    287,894,869
                                                                ---------------

ELECTRICAL EQUIPMENT - 0.4%
       438,500  Hubbell, Inc., Class B                               17,482,995
                                                                ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
     1,039,000  Molex, Inc., Class A                                 23,803,490
                                                                ---------------

FOOD & STAPLES RETAILING - 1.4%
     1,214,216  Wal-Mart Stores, Inc.                                68,238,939
                                                                ---------------

FOOD PRODUCTS - 5.1%
     2,188,821  Campbell Soup Co.                                    73,237,951

Equity Income - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
-------------------------------------------------------------------------------
       902,500  ConAgra Foods, Inc.                             $    17,400,200
     1,088,000  Hershey Co. (The)                                    35,664,640
     3,299,956  Kraft Foods, Inc., Class A                           93,883,748
     1,101,300  Unilever NV CVA                                      31,275,877
                                                                ---------------
                                                                    251,462,416
                                                                ---------------

GAS UTILITIES - 3.6%
       983,500  AGL Resources, Inc.                                  34,009,430
     1,031,800  Nicor, Inc.(1)                                       43,944,362
       786,877  Piedmont Natural Gas Co., Inc.(1)                    20,584,702
     2,217,200  WGL Holdings, Inc.                                   77,025,528
                                                                ---------------
                                                                    175,564,022
                                                                ---------------

HOTELS, RESTAURANTS & LEISURE - 0.3%
       221,400  McDonald's Corp.                                     12,447,108
                                                                ---------------

HOUSEHOLD PRODUCTS - 5.7%
       277,500  Clorox Co. (The)                                     14,485,500
     2,404,400  Kimberly-Clark Corp.                                143,735,032
     2,036,600  Procter & Gamble Co. (The)                          123,845,646
                                                                ---------------
                                                                    282,066,178
                                                                ---------------

INDUSTRIAL CONGLOMERATES - 6.2%
    11,470,200  General Electric Co.                                306,139,638
                                                                ---------------

INSURANCE - 5.3%
     1,084,900  Allstate Corp. (The)                                 49,460,591
     1,008,800  Arthur J. Gallagher & Co.                            24,312,080
        74,300  Hartford Financial Services Group, Inc. (The)         4,797,551
     6,497,380  Marsh & McLennan Cos., Inc.                         172,505,439
       227,200  Principal Financial Group, Inc.                       9,535,584
                                                                ---------------
                                                                    260,611,245
                                                                ---------------

IT SERVICES - 1.3%
       408,300  Automatic Data Processing, Inc.                      17,107,770
       412,200  International Business Machines Corp.                48,858,066
                                                                ---------------
                                                                     65,965,836
                                                                ---------------

METALS & MINING - 0.3%
       479,900  Alcoa, Inc.                                          17,094,038
                                                                ---------------

MULTI-UTILITIES - 0.6%
       722,014  Consolidated Edison, Inc.                            28,223,527
                                                                ---------------

OIL, GAS & CONSUMABLE FUELS - 15.0%
       959,700  BP plc ADR                                           66,766,329
     3,314,400  BP plc ORD                                           38,536,823
       347,800  Chevron Corp.                                        34,477,414
     4,078,729  Exxon Mobil Corp.                                   359,458,387
     2,416,000  Royal Dutch Shell plc, Class A ORD                   99,455,216
     1,695,900  Total SA ORD                                        144,779,695
                                                                ---------------
                                                                    743,473,864
                                                                ---------------

PAPER & FOREST PRODUCTS - 0.7%
       697,700  Weyerhaeuser Co.                                     35,680,378
                                                                ---------------

PHARMACEUTICALS - 6.0%
     1,431,600  Abbott Laboratories                                  75,831,852
     3,558,700  Bristol-Myers Squibb Co.                             73,060,111
     1,401,800  Johnson & Johnson                                    90,191,812
       664,400  Merck & Co., Inc.                                    25,041,236

Equity Income - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares/Principal Amount                                         Value
-------------------------------------------------------------------------------
     637,000 Wyeth                                              $    30,550,523
                                                                ---------------
                                                                    294,675,534
                                                                ---------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.6%
     699,850 Rayonier, Inc.                                          29,715,631
                                                                ---------------

SPECIALTY RETAIL - 0.4%
     831,300 Lowe's Cos., Inc.                                       17,249,475
                                                                ---------------

THRIFTS & MORTGAGE FINANCE - 2.8%
   6,458,882 People's United Financial, Inc.                        100,758,559
   2,212,596 Washington Federal, Inc.                                40,047,988
                                                                ---------------
                                                                    140,806,547
                                                                ---------------

TOBACCO - 1.8%
   1,657,523 UST, Inc.                                               90,517,331
                                                                ---------------

TOTAL COMMON STOCKS
(Cost $3,936,434,369)                                             3,926,337,097
                                                                ---------------
CONVERTIBLE BONDS - 12.6%
-------------------------------------------------------------------------------
CAPITAL MARKETS - 1.5%
   $ 310,000 Allegro Investment Corp. SA, (convertible into
             Ameriprise Financial, Inc.), 16.85%, 7/25/08
             (Acquired 1/22/08, Cost $15,288,890)(2)(3)              13,163,065

     238,600 Citigroup Funding, Inc., (convertible into Merrill
             Lynch & Co.), 24.00%, 9/18/08 (Acquired 3/13/08,
             Cost $11,037,636)(2)(3)                                  8,139,481

     421,000 Deutsche Bank AG (London), (convertible into
             Amerprise Financial, Inc.), 13.27%, 10/31/08
             (Acquired 4/23/08, Cost $19,695,980)(2)(3)              18,262,980

     200,000 Morgan Stanley, (convertible into Ameriprise
             Financial, Inc.), 14.83%, 8/7/08 (Acquired 2/4/08,
             Cost $11,036,000)(2)(3)                                  8,489,990

     337,400 Natixis Financial Products, Inc., (convertible into
             Ameriprise Financial, Inc.), 13.60%, 11/28/08
             (Acquired 5/22/08, Cost $15,756,580)(2)(3)              14,340,344

     302,400 Natixis Financial Products, Inc., (convertible into
             Morgan Stanley), 11.30%, 8/7/08 (Acquired 2/4/08,
             Cost $14,406,336)(2)(3)                                 11,188,195
                                                                ---------------
                                                                     73,584,055
                                                                ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
  66,330,000 Vishay Intertechnology, Inc., 3.625%, 8/1/23            66,247,087
                                                                ---------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
 109,922,000 Beckman Coulter, Inc., 2.50%, 12/15/36(1)              122,150,823
                                                                ---------------

HEALTH CARE PROVIDERS & SERVICES - 0.3%
  15,744,000 Lincare Holdings, Inc., 2.75%, 11/1/37                  14,090,880
                                                                ---------------

INSURANCE - 1.0%
   1,886,800 Deutsche Bank AG (London), (convertible into Marsh
             & McLennan Cos., Inc.), 9.50%, 1/8/09 (Acquired
             6/30/08, Cost $49,849,256)(2)(3)                        49,849,256
                                                                ---------------
IT SERVICES - 0.3%
  11,381,000 DST Systems, Inc., 3.625%, 8/15/23(1)                   13,088,150
                                                                ---------------

OIL, GAS & CONSUMABLE FUELS - 1.9%
  49,690,000 Devon Energy Corp., (convertible into Chevron
             Corp.), 4.95%, 8/15/08(3)                               92,547,625
                                                                ---------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
 174,874,000 Intel Corp., 2.95%, 12/15/35(1)                        171,157,927
                                                                ---------------
SPECIALTY RETAIL - 0.4%
   1,000,000 Morgan Stanley, (convertible into Lowe's Cos.,
             Inc.), 10.05%, 11/10/08 (Acquired 5/6/08, Cost
             $25,160,000)(2)(3)                                      21,710,000
                                                                ---------------
TOTAL CONVERTIBLE BONDS
(Cost $609,376,775)                                                 624,425,803
                                                                ---------------

Equity Income - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares/Principal Amount                                         Value
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 5.9%
-------------------------------------------------------------------------------

CAPITAL MARKETS - 0.1%
       58,490  Legg Mason, Inc., 7.00%, 6/30/11                 $     2,458,920
                                                                ---------------

DIVERSIFIED FINANCIAL SERVICES - 4.7%
      265,050  Bank of America Corp., 7.25%, 12/31/49               234,569,250
                                                                ---------------

HOUSEHOLD DURABLES - 1.1%
    1,176,425  Newell Financial Trust I, 5.25%, 12/1/27              53,233,231
                                                                ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $330,934,312)                                                 290,261,401
                                                                ---------------
PREFERRED STOCKS - 0.3%
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 0.3%
      660,059  Citigroup, Inc., 8.125%, 2/15/18
(Cost $16,337,213)                                                   14,785,321
                                                                ---------------
TEMPORARY CASH INVESTMENTS - 1.6%
-------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $79,497,607), in a joint
trading account at 1.65%, dated 6/30/08, due 7/1/08
(Delivery value $78,103,580)
(Cost $78,100,000)                                                   78,100,000
                                                                ---------------

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(4) - 0.8%
-------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$10,000,694)                                                         10,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$10,000,681)                                                         10,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$10,000,694)                                                         10,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.65%, dated 6/30/08, due 7/1/08 (Delivery value
$9,693,881)                                                           9,693,167
                                                                ---------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $39,693,167)                                                   39,693,167
                                                                ---------------

TOTAL INVESTMENT SECURITIES -- 100.5%
(Cost $5,010,875,836)                                             4,973,602,789
                                                                ---------------
OTHER ASSETS AND LIABILITIES -- (0.5)%                              (26,529,718)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 4,947,073,071
                                                                ===============

Equity Income - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                   Settlement                       Unrealized
       Contracts to Sell             Date               Value       Gain (Loss)
-------------------------------------------------------------------------------
   153,970,522  Euro for USD        7/31/08          $242,142,572    $(232,537)
    48,160,461  GBP for USD         7/31/08            95,781,439     (225,063)
   862,428,366  JPY for USD         7/31/08             8,147,676     (104,415)
                                                     --------------------------
                                                     $346,071,687    $(562,015)
                                                     ==========================

(Value on Settlement Date $345,509,672)

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR    -   American Depositary Receipt
CVA    -   Certificaten Van Aandelen
GBP    -   Great British Pound
JPY    -   Japanese Yen
ORD    -   Foreign Ordinary Share
USD    -   United States Dollar

(1)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $38,744,071.

(2)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008 was $145,143,311 which represented 2.9% of total net assets. None of the restricted securities are considered to be illiquid.

(3)   Equity-linked debt security. The aggregate value of these securities at
      June 30, 2008, was $237,690,936, which represented 4.8% of total net assets.

(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Equity Income - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                           Unrealized Gain
                                       Value of               (Loss) on
                                      Investment           Other Financial
       Valuation Inputs               Securities             Instruments*
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                $3,617,116,069                        -
Level 2 - Other Significant
          Observable Inputs             1,356,486,720                $(562,015)
Level 3 - Significant
          Unobservable Inputs                       -                        -
                                 ----------------------------------------------
                                       $4,973,602,789                $(562,015)
                                 ==============================================

*Includes forward foreign currency exchange contracts.

Equity Income - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2008 follows:

                                                                   June 30, 2008
           Balance   Purchase     Sales       Realized  Dividend    Share Market
Company    3/31/08     Cost        Cost     Gain (Loss)  Income    Balance Value
--------------------------------------------------------------------------------
Nicor,
Inc.(1)(2) 2,255,000          - $52,609,876 $(2,981,016)$1,528,362 1,031,800 (1)
WGL
Holdings,
Inc.(1)    2,471,500 $2,106,563  10,413,576     669,341    872,803 2,217,200 (1)
                     ----------------------------------------------          ---
                     $2,106,563 $63,023,452 $(2,311,675)$2,401,165            -
                     ==============================================          ===

(1)   Company was not an affiliate at June 30, 2008.

(2)   Security, or a portion thereof, was on loan as of June 30, 2008.

4. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $5,131,562,781
                                                        ==============
Gross tax appreciation of investments                   $  273,015,006
Gross tax depreciation of investments                     (430,974,998)
                                                        --------------
Net tax appreciation (depreciation) of investments      $ (157,959,992)
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                   Value Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
      Shares                                                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.4%
      103,970  Northrop Grumman Corp.                            $    6,955,593
                                                                 --------------

AIR FREIGHT & LOGISTICS - 1.0%
      302,260  United Parcel Service, Inc., Class B                  18,579,922
                                                                 --------------

AIRLINES - 0.4%
      637,860  Southwest Airlines Co.                                 8,317,694
                                                                 --------------

AUTO COMPONENTS - 0.8%
      311,090  Autoliv, Inc.                                         14,503,016
                                                                 --------------

AUTOMOBILES - 1.9%
      187,900  Honda Motor Co. Ltd. ORD                               6,397,425
      215,380  Thor Industries, Inc.(1)                               4,578,979
      513,300  Toyota Motor Corp. ORD                                24,253,824
                                                                 --------------
                                                                     35,230,228
                                                                 --------------

BEVERAGES - 1.5%
      270,810  Anheuser-Busch Cos., Inc.                             16,822,717
      161,350  PepsiCo, Inc.                                         10,260,247
                                                                 --------------
                                                                     27,082,964
                                                                 --------------

BIOTECHNOLOGY - 0.8%
      315,490  Amgen, Inc.(2)                                        14,878,508
                                                                 --------------

BUILDING PRODUCTS - 0.3%
      315,880  Masco Corp.                                            4,968,792
                                                                 --------------

CAPITAL MARKETS - 2.5%
      330,210  AllianceBernstein Holding LP                          18,055,883
      101,800  Ameriprise Financial, Inc.                             4,140,206
      224,750  Legg Mason, Inc.                                       9,792,357
      132,780  Merrill Lynch & Co., Inc.                              4,210,454
      280,910  Morgan Stanley                                        10,132,424
                                                                 --------------
                                                                     46,331,324
                                                                 --------------

CHEMICALS - 1.7%
      243,100  E.I. du Pont de Nemours & Co.                         10,426,559
      390,650  International Flavors & Fragrances, Inc.              15,258,789
      104,240  Minerals Technologies, Inc.                            6,628,622
                                                                 --------------
                                                                     32,313,970
                                                                 --------------

COMMERCIAL BANKS - 4.8%
      943,990  Associated Banc-Corp.(1)                              18,209,567
      428,210  BB&T Corp.(1)                                          9,750,342
    1,721,590  Marshall & Ilsley Corp.                               26,391,975
      406,180  SunTrust Banks, Inc.                                  14,711,840
      433,650  U.S. Bancorp.                                         12,094,498
      259,150  Zions Bancorp.(1)                                      8,160,633
                                                                 --------------
                                                                     89,318,855
                                                                 --------------

COMMERCIAL SERVICES & SUPPLIES - 3.3%
      516,990  Avery Dennison Corp.                                  22,711,371
      303,410  Pitney Bowes, Inc.                                    10,346,281
      336,980  Republic Services, Inc.                               10,008,306

Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
      Shares                                                          Value
--------------------------------------------------------------------------------
      487,300  Waste Management, Inc.                            $   18,376,083
                                                                 --------------
                                                                     61,442,041
                                                                 --------------

COMPUTERS & PERIPHERALS - 0.7%
      355,190  Diebold, Inc.                                         12,637,660
                                                                 --------------

CONTAINERS & PACKAGING - 3.0%
    2,478,550  Bemis Co., Inc.                                       55,569,091
                                                                 --------------

DISTRIBUTORS - 0.8%
      393,810  Genuine Parts Co.                                     15,626,381
                                                                 --------------

DIVERSIFIED - 0.3%
       45,970  Standard & Poor's 500 Depositary Receipt,
               Series 1                                               5,884,160
                                                                 --------------

DIVERSIFIED FINANCIAL SERVICES - 4.3%
    1,379,820  Bank of America Corp.                                 32,936,303
    1,047,110  JPMorgan Chase & Co.                                  35,926,344
      291,920  McGraw-Hill Cos., Inc. (The)                          11,711,831
                                                                 --------------
                                                                     80,574,478
                                                                 --------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 5.3%
    2,060,040  AT&T, Inc.                                            69,402,748
      804,340  Verizon Communications, Inc.                          28,473,636
                                                                 --------------
                                                                     97,876,384
                                                                 --------------

ELECTRIC UTILITIES - 2.5%
      567,780  IDACORP, Inc.                                         16,403,164
       80,700  Southern Co.                                           2,818,044
    1,240,230  Westar Energy, Inc.                                   26,677,348
                                                                 --------------
                                                                     45,898,556
                                                                 --------------

ELECTRICAL EQUIPMENT - 1.0%
      466,950  Hubbell, Inc., Class B                                18,617,297
                                                                 --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
      758,460  Molex, Inc.                                           18,514,009
      364,160  Tyco Electronics Ltd.                                 13,044,211
                                                                 --------------
                                                                     31,558,220
                                                                 --------------

FOOD & STAPLES RETAILING - 0.2%
       77,240  Wal-Mart Stores, Inc.                                  4,340,888
                                                                 --------------

FOOD PRODUCTS - 10.4%
      755,190  Campbell Soup Co.                                     25,268,657
    1,681,740  ConAgra Foods, Inc.                                   32,423,947
      391,830  Hershey Co. (The)                                     12,844,188
      368,510  Kellogg Co.                                           17,695,850
    2,765,170  Kraft Foods, Inc., Class A                            78,669,086
      951,120  Unilever NV CVA                                       27,010,907
                                                                 --------------
                                                                    193,912,635
                                                                 --------------

GAS UTILITIES - 0.9%
      222,210  Southwest Gas Corp.                                    6,606,303
      296,350  WGL Holdings, Inc.                                    10,295,199
                                                                 --------------
                                                                     16,901,502
                                                                 --------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
      533,110  Beckman Coulter, Inc.                                 36,000,918
                                                                 --------------

HEALTH CARE PROVIDERS & SERVICES - 0.6%
      238,040  LifePoint Hospitals, Inc.(2)                           6,736,532

Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
      Shares                                                          Value
--------------------------------------------------------------------------------
       67,510  Universal Health Services, Inc., Class B          $    4,267,982
                                                                 --------------
                                                                     11,004,514
                                                                 --------------

HOTELS, RESTAURANTS & LEISURE - 2.2%
      501,800  International Speedway Corp., Class A                 19,585,254
    1,056,650  Speedway Motorsports, Inc.                            21,534,527
                                                                 --------------
                                                                     41,119,781
                                                                 --------------

HOUSEHOLD DURABLES - 0.4%
      133,270  Whirlpool Corp.                                        8,226,757
                                                                 --------------

HOUSEHOLD PRODUCTS - 6.0%
      294,860  Clorox Co. (The)                                      15,391,692
    1,455,370  Kimberly-Clark Corp.                                  87,002,018
      166,580  Procter & Gamble Co. (The)                            10,129,730
                                                                 --------------
                                                                    112,523,440
                                                                 --------------

INDUSTRIAL CONGLOMERATES - 6.7%
      235,810  3M Co.                                                16,410,018
    4,021,480  General Electric Co.                                 107,333,303
                                                                 --------------
                                                                    123,743,321
                                                                 --------------

INSURANCE - 6.5%
      308,110  Allstate Corp. (The)                                  14,046,735
    1,360,980  American International Group, Inc.                    36,011,531
          150  Berkshire Hathaway, Inc., Class A(2)                  18,112,500
      124,360  Chubb Corp.                                            6,094,884
      213,980  Hartford Financial Services Group, Inc. (The)         13,816,688
    1,246,720  Marsh & McLennan Cos., Inc.                           33,100,416
                                                                 --------------
                                                                    121,182,754
                                                                 --------------

LEISURE EQUIPMENT & PRODUCTS - 0.4%
      366,690  RC2 Corp.(2)                                           6,805,766
                                                                 --------------

MULTILINE RETAIL - 0.3%
      106,490  Target Corp.                                           4,950,720
                                                                 --------------

MULTI-UTILITIES - 2.0%
      414,910  Puget Energy, Inc.                                     9,953,691
      410,290  Wisconsin Energy Corp.                                18,553,314
      434,970  Xcel Energy, Inc.                                      8,729,848
                                                                 --------------
                                                                     37,236,853
                                                                 --------------

OIL, GAS & CONSUMABLE FUELS - 11.2%
       46,780  Apache Corp.                                           6,502,420
      825,950  BP plc ADR                                            57,461,341
      108,240  Chevron Corp.                                         10,729,831
       95,720  Equitable Resources, Inc.                              6,610,423
    1,078,050  Exxon Mobil Corp.                                     95,008,547
       59,160  Royal Dutch Shell plc ADR                              4,833,964
      307,550  Total SA ORD                                          26,255,673
                                                                 --------------
                                                                    207,402,199
                                                                 --------------

PAPER & FOREST PRODUCTS - 0.9%
      331,310  Weyerhaeuser Co.                                      16,943,193
                                                                 --------------

PHARMACEUTICALS - 7.5%
      164,760  Abbott Laboratories                                    8,727,337
      942,640  Bristol-Myers Squibb Co.                              19,352,399

Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------
      315,280  Eli Lilly & Co.                                   $   14,553,325
      751,450  Johnson & Johnson                                     48,348,293
      283,000  Merck & Co., Inc.                                     10,666,270
    2,165,240  Pfizer, Inc.                                          37,826,743
                                                                 --------------
                                                                    139,474,367
                                                                 --------------

ROAD & RAIL - 0.3%
      403,420  Heartland Express, Inc.(1)                             6,014,992
                                                                 --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
      659,650  Intel Corp.                                           14,169,282
      220,230  KLA-Tencor Corp.                                       8,965,563
      162,030  Texas Instruments, Inc.                                4,562,765
                                                                 --------------
                                                                     27,697,610
                                                                 --------------

SPECIALTY RETAIL - 0.8%
      675,790  Lowe's Cos., Inc.                                     14,022,643
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $2,021,025,246)                                             1,853,669,987
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- 2.1%
-------------------------------------------------------------------------------
$  39,000,000  FHLB Discount Notes, 2.00%, 7/1/08(3)
(Cost $38,997,833)                                                   39,000,000
                                                                 --------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(4) -- 1.4%
-------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.50%, dated 6/30/08, due
7/1/08 (Delivery value $6,500,451)                                    6,500,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.45%, dated
6/30/08, due 7/1/08 (Delivery value $6,500,442)                       6,500,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated
6/30/08, due 7/1/08 (Delivery value $6,500,451)                       6,500,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.65%, dated 6/30/08, due 7/1/08
(Delivery value $6,064,160)                                           6,063,714
                                                                 --------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $25,563,714)                                                   25,563,714
                                                                ---------------

TOTAL INVESTMENT SECURITIES -- 103.2%
(Cost $2,085,586,793)                                             1,918,233,701
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (3.2)%                              (59,653,447)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,858,580,254
                                                                 ==============

Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                Settlement                           Unrealized
     Contracts to Sell             Date            Value             Gain (Loss)
--------------------------------------------------------------------------------
   33,164,363  Euro for USD      7/31/08       $ 52,156,112          $  (50,505)
   31,920,428  GBP for USD       7/31/08         63,483,291            (148,025)
2,686,708,800  JPY for USD       7/31/08         25,382,319            (293,339)
                                               --------------------------------
                                               $141,021,722          $ (491,869)
                                               ================================
(Value on Settlement Date $140,529,853)

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR       -   American Depositary Receipt
CVA       -   Certificaten Van Aandelen
FHLB      -   Federal Home Loan Bank
GBP       -   Great British Pound
JPY       -   Japanese Yen
ORD       -   Foreign Ordinary Share
USD       -   United States Dollar

(1)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $23,040,773.

(2)   Non-income producing.

(3)   The rate indicated is the yield to maturity at purchase.

(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                             Unrealized Gain
                                           Value of          (Loss) on Other
                                          Investment            Financial
          Valuation Inputs                Securities          Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                   $1,769,752,158                      -
Level 2 - Other Significant
Observable Inputs                            148,481,543            $  (491,869)
Level 3 - Significant Unobservable
Inputs                                                 -                      -
                                      ------------------------------------------
                                          $1,918,233,701            $  (491,869)
                                      ==========================================

*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $2,172,030,114
                                                        ==============
Gross tax appreciation of investments                   $   64,942,881
Gross tax depreciation of investments                     (318,739,294)
                                                        --------------
Net tax appreciation (depreciation) of investments      $ (253,796,413)
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                            Large Company Value Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.1%
    338,500 Northrop Grumman Corp.                               $   22,645,650
                                                                 --------------

BEVERAGES - 1.9%
    525,200 Coca-Cola Co. (The)                                      27,299,896
    428,800 Pepsi Bottling Group, Inc.                               11,972,096
                                                                 --------------
                                                                     39,271,992
                                                                 --------------

BIOTECHNOLOGY - 0.7%
    313,900 Amgen, Inc.(1)                                           14,803,524
                                                                 --------------

CAPITAL MARKETS - 2.6%
    271,500 Bank of New York Mellon Corp. (The)                      10,270,845
    128,600 Goldman Sachs Group, Inc. (The)                          22,492,140
    584,800 Morgan Stanley                                           21,093,736
                                                                 --------------
                                                                     53,856,721
                                                                 --------------

CHEMICALS - 2.1%
    570,800 E.I. du Pont de Nemours & Co.                            24,481,612
    329,100 PPG Industries, Inc.                                     18,880,467
                                                                 --------------
                                                                     43,362,079
                                                                 --------------

COMMERCIAL BANKS - 4.2%
  1,183,300 National City Corp.(2)                                    5,644,341
    244,800 PNC Financial Services Group, Inc.                       13,978,080
    620,100 U.S. Bancorp.                                            17,294,589
    930,000 Wachovia Corp.(2)                                        14,442,900
  1,584,600 Wells Fargo & Co.                                        37,634,250
                                                                 --------------
                                                                     88,994,160
                                                                 --------------

COMMERCIAL SERVICES & SUPPLIES - 1.9%
    208,900 Avery Dennison Corp.                                      9,176,977
    456,600 R.R. Donnelley & Sons Co.                                13,556,454
     66,400 Robert Half International, Inc.                           1,591,608
    391,200 Waste Management, Inc.                                   14,752,152
                                                                 --------------
                                                                     39,077,191
                                                                 --------------

COMMUNICATIONS EQUIPMENT - 0.1%
    389,300 Motorola, Inc.                                            2,857,462
                                                                 --------------

COMPUTERS & PERIPHERALS - 1.3%
    625,800 Hewlett-Packard Co.                                      27,666,618
                                                                 --------------

CONSUMER FINANCE - 0.2%
    402,500 Discover Financial Services                               5,300,925
                                                                 --------------

DIVERSIFIED CONSUMER SERVICES - 0.7%
    728,200 H&R Block, Inc.                                          15,583,480
                                                                 --------------

DIVERSIFIED FINANCIAL SERVICES - 6.8%
  1,869,200 Bank of America Corp.                                    44,617,804
  2,826,500 Citigroup, Inc.                                          47,372,140
  1,513,400 JPMorgan Chase & Co.                                     51,924,754
                                                                 --------------
                                                                    143,914,698
                                                                 --------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 6.0%
  2,264,300 AT&T, Inc.                                               76,284,267
    167,300 Embarq Corp.                                              7,908,271

Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
  1,179,600 Verizon Communications, Inc.                         $   41,757,840
                                                                 --------------
                                                                    125,950,378
                                                                 --------------

ELECTRIC UTILITIES - 2.8%
    359,300 Exelon Corp.                                             32,322,628
    505,300 PPL Corp.                                                26,412,031
                                                                 --------------
                                                                     58,734,659
                                                                 --------------

ENERGY EQUIPMENT & SERVICES - 0.6%
    145,700 National Oilwell Varco, Inc.(1)                          12,926,504
                                                                 --------------

FOOD & STAPLES RETAILING - 2.5%
    511,700 Kroger Co. (The)                                         14,772,779
    414,300 Walgreen Co.                                             13,468,893
    433,200 Wal-Mart Stores, Inc.                                    24,345,840
                                                                 --------------
                                                                     52,587,512
                                                                 --------------

FOOD PRODUCTS - 0.7%
    496,300 Unilever NV, New York Shares                             14,094,920
                                                                 --------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
    296,200 Medtronic, Inc.                                          15,328,350
                                                                 --------------

HEALTH CARE PROVIDERS & SERVICES - 0.4%
    153,000 Quest Diagnostics, Inc.                                   7,415,910
                                                                 --------------

HOTELS, RESTAURANTS & LEISURE - 0.6%
    110,300 Darden Restaurants, Inc.                                  3,522,982
     83,000 McDonald's Corp.                                          4,666,260
    325,000 Starbucks Corp.(1)                                        5,115,500
                                                                 --------------
                                                                     13,304,742
                                                                 --------------

HOUSEHOLD DURABLES - 0.7%
    868,000 Newell Rubbermaid, Inc.                                  14,573,720
                                                                 --------------

HOUSEHOLD PRODUCTS - 0.6%
    225,800 Clorox Co. (The)                                         11,786,760
                                                                 --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
    377,800 NRG Energy, Inc.(1)                                      16,207,620
                                                                 --------------

INDUSTRIAL CONGLOMERATES - 5.1%
  3,526,200 General Electric Co.(3)                                  94,114,278
    303,400 Tyco International Ltd.                                  12,148,136
                                                                 --------------
                                                                    106,262,414
                                                                 --------------

INSURANCE - 5.5%
    556,700 Allstate Corp. (The)                                     25,379,953
  1,132,869 American International Group, Inc.                       29,975,714
    365,400 Hartford Financial Services Group, Inc.
            (The)                                                    23,593,878
    192,789 Loews Corp.                                               9,041,804
    267,000 Torchmark Corp.                                          15,659,550
    261,600 Travelers Cos., Inc. (The)                               11,353,440
                                                                 --------------
                                                                    115,004,339
                                                                 --------------

IT SERVICES - 1.8%
    216,600 Fiserv, Inc.(1)                                           9,827,142
    234,400 International Business Machines Corp.                    27,783,432
                                                                 --------------
                                                                     37,610,574
                                                                 --------------

MACHINERY - 3.0%
    252,600 Caterpillar, Inc.                                        18,646,932

Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    325,000 Dover Corp.                                          $   15,720,250
    425,800 Ingersoll-Rand Co. Ltd., Class A                         15,937,694
    177,900 Parker-Hannifin Corp.                                    12,687,828
                                                                 --------------
                                                                     62,992,704
                                                                 --------------

MEDIA - 3.1%
    334,200 CBS Corp., Class B                                        6,513,558
    650,200 Gannett Co., Inc.                                        14,089,834
  1,854,800 Time Warner, Inc.                                        27,451,040
    534,200 Viacom, Inc., Class B(1)                                 16,314,468
                                                                 --------------
                                                                     64,368,900
                                                                 --------------

METALS & MINING - 0.7%
    207,400 Nucor Corp.                                              15,486,558
                                                                 --------------

MULTILINE RETAIL - 0.6%
    333,700 Kohl's Corp.(1)                                          13,361,348
                                                                 --------------

OFFICE ELECTRONICS - 0.6%
    929,200 Xerox Corp.                                              12,599,953
                                                                 --------------

OIL, GAS & CONSUMABLE FUELS - 16.2%
    886,000 Chevron Corp.                                            87,829,180
    682,800 ConocoPhillips                                           64,449,492
     47,300 Devon Energy Corp.                                        5,683,568
  1,344,500 Exxon Mobil Corp.                                       118,490,785
    794,200 Royal Dutch Shell plc ADR                                64,894,082
                                                                 --------------
                                                                    341,347,107
                                                                 --------------

PAPER & FOREST PRODUCTS - 1.0%
    229,600 International Paper Co.                                   5,349,680
    322,100 Weyerhaeuser Co.                                         16,472,194
                                                                 --------------
                                                                     21,821,874
                                                                 --------------

PHARMACEUTICALS - 9.5%
    373,900 Abbott Laboratories                                      19,805,483
    355,900 Eli Lilly & Co.                                          16,428,344
    950,600 Johnson & Johnson                                        61,161,604
    571,700 Merck & Co., Inc.                                        21,547,373
  3,087,000 Pfizer, Inc.                                             53,929,890
    547,100 Wyeth                                                    26,238,916
                                                                 --------------
                                                                    199,111,610
                                                                 --------------

ROAD & RAIL - 0.2%
    276,700 YRC Worldwide, Inc.(1)(2)                                 4,114,529
                                                                 --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
    431,500 Applied Materials, Inc.                                   8,237,335
    504,900 Intel Corp.                                              10,845,252
                                                                 --------------
                                                                     19,082,587
                                                                 --------------

SOFTWARE - 1.8%
    810,000 Microsoft Corp.                                          22,283,100
    728,500 Oracle Corp.(1)                                          15,298,500
                                                                 --------------
                                                                     37,581,600
                                                                 --------------

SPECIALTY RETAIL - 2.5%
    374,100 Best Buy Co., Inc.                                       14,814,360
    550,900 Gap, Inc. (The)                                           9,183,503
    607,300 Home Depot, Inc. (The)                                   14,222,966

Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------
     611,500 Staples, Inc.                                       $   14,523,125
                                                                 --------------
                                                                     52,743,954
                                                                 --------------

TEXTILES, APPAREL & LUXURY GOODS - 0.6%
     191,900 VF Corp.                                                13,659,442
                                                                 --------------

THRIFTS & MORTGAGE FINANCE - 0.6%
     511,900 Freddie Mac                                              8,395,160
     393,300 MGIC Investment Corp.(2)                                 2,403,063
     495,600 Washington Mutual, Inc.(2)                               2,443,308
                                                                 --------------
                                                                     13,241,531
                                                                 --------------

TOBACCO - 1.3%
     514,000 Altria Group, Inc.                                      10,567,840
     159,200 Lorillard, Inc.(1)                                      11,010,272
     105,500 Philip Morris International, Inc.                        5,210,645
                                                                 --------------
                                                                     26,788,757
                                                                 --------------

WIRELESS TELECOMMUNICATION SERVICES - 0.6%
   1,333,900 Sprint Nextel Corp.                                     12,672,050
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $2,057,220,761)                                             2,010,097,406
                                                                 --------------
TEMPORARY CASH INVESTMENTS - SEGREGATED
FOR FUTURES CONTRACTS -- 4.2%
--------------------------------------------------------------------------------
$ 36,200,000 FHLB Discount Notes, 2.00%, 7/1/08(4)
(Cost $36,197,989)                                                   36,200,000

Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations,
3.375%-3.875%, 1/15/09-1/15/12, valued at $52,642,249),
in a joint trading account at 1.47%, dated 6/30/08,
due 7/1/08 (Delivery value $51,602,107)
(Cost $51,600,000)                                                   51,600,000
                                                                 --------------

TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR
FUTURES CONTRACTS
(Cost $87,797,989)                                                   87,800,000
                                                                 --------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(5) -- 0.6%
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$3,500,243)                                                           3,500,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$3,500,238)                                                           3,500,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$3,500,243)                                                           3,500,000

Repurchase Agreement, UBS Securities LLC, (collateralized
by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08,
due 7/1/08 (Delivery value $2,632,256)                                2,632,062
                                                                 --------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $13,132,062)                                                   13,132,062
                                                                 --------------

Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

                                                                      Value
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.4%
(Cost $2,158,150,812)                                            $2,111,029,468
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (0.4)%                               (8,220,467)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $2,102,809,001
                                                                 ==============

FUTURES CONTRACTS

                                                      Underlying
                                     Expiration      Face Amount    Unrealized
       Contracts Purchased              Date          at Value     Gain (Loss)
--------------------------------------------------------------------------------
1,241  S&P 500 E-Mini Futures      September 2008   $ 79,610,150   $ (4,671,198)
                                                    ===========================

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank

(1)   Non-income producing.

(2)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $26,147,848.

(3)   Security, or portion thereof, has been segregated for futures contracts.

(4)   The rate indicated is the yield to maturity at purchase.

(5)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total market value of all collateral received at June 30, 2008 was $27,838,362.

Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                 Unrealized Gain
                                                  Value of      (Loss) on Other
                                                 Investment         Financial
            Valuation Inputs                     Securities       Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $2,010,097,406      $(4,671,198)
Level 2 - Other Significant Observable Inputs      100,932,062                -
Level 3 - Significant Unobservable Inputs                    -                -
                                                -------------------------------
                                                $2,111,029,468      $(4,671,198)
                                                ===============================

*Includes futures contracts.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $2,160,956,066
                                                        ==============
Gross tax appreciation of investments                   $  368,861,136
Gross tax depreciation of investments                     (418,787,734)
                                                        --------------
Net tax appreciation (depreciation) of investments      $  (49,926,598)
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                Equity Index Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.6%
    48,463 Boeing Co.                                             $   3,184,988
    25,677 General Dynamics Corp.                                     2,162,004
     8,071 Goodrich Corp.                                               383,050
    47,844 Honeywell International, Inc.                              2,405,596
     7,953 L-3 Communications Holdings, Inc.                            722,689
    21,758 Lockheed Martin Corp.                                      2,146,644
    21,871 Northrop Grumman Corp.                                     1,463,170
     8,972 Precision Castparts Corp.                                    864,632
    27,217 Raytheon Co.                                               1,531,773
    10,366 Rockwell Collins, Inc.                                       497,153
    62,723 United Technologies Corp.                                  3,870,009
                                                                  -------------
                                                                     19,231,708
                                                                  -------------

AIR FREIGHT & LOGISTICS - 0.9%
    11,072 C.H. Robinson Worldwide, Inc.                                607,188
    13,800 Expeditors International of Washington, Inc.                 593,400
    19,969 FedEx Corp.                                                1,573,358
    65,823 United Parcel Service, Inc., Class B                       4,046,140
                                                                  -------------
                                                                      6,820,086
                                                                  -------------

AIRLINES - 0.1%
    47,629 Southwest Airlines Co.                                       621,082
                                                                  -------------

AUTO COMPONENTS - 0.2%
    15,698 Goodyear Tire & Rubber Co. (The)(1)                          279,895
    38,431 Johnson Controls, Inc.                                     1,102,201
                                                                  -------------
                                                                      1,382,096
                                                                  -------------

AUTOMOBILES - 0.2%
   139,428 Ford Motor Co.(1)(2)                                         670,649
    36,623 General Motors Corp.(2)                                      421,165
    15,425 Harley-Davidson, Inc.                                        559,310
                                                                  -------------
                                                                      1,651,124
                                                                  -------------

BEVERAGES - 2.4%
    46,041 Anheuser-Busch Cos., Inc.                                  2,860,067
     5,441 Brown-Forman Corp., Class B                                  411,176
   128,814 Coca-Cola Co. (The)                                        6,695,752
    18,558 Coca-Cola Enterprises, Inc.                                  321,054
    12,509 Constellation Brands, Inc., Class A(1)                       248,429
     8,634 Molson Coors Brewing Co., Class B                            469,085
     8,884 Pepsi Bottling Group, Inc.                                   248,041
   102,282 PepsiCo, Inc.                                              6,504,112
                                                                  -------------
                                                                     17,757,716
                                                                  -------------

BIOTECHNOLOGY - 1.4%
    70,218 Amgen, Inc.(1)                                             3,311,481
    18,892 Biogen Idec, Inc.(1)                                       1,055,874
    28,170 Celgene Corp.(1)                                           1,799,218
    17,251 Genzyme Corp.(1)                                           1,242,417
    59,445 Gilead Sciences, Inc.(1)                                   3,147,612
                                                                  -------------
                                                                     10,556,602
                                                                  -------------

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.1%
    23,590 Masco Corp.                                            $     371,071
                                                                  -------------

CAPITAL MARKETS - 2.7%
    12,605 American Capital Strategies Ltd.(2)                          299,621
    14,330 Ameriprise Financial, Inc.                                   582,801
    73,891 Bank of New York Mellon Corp. (The)                        2,795,296
    59,919 Charles Schwab Corp. (The)                                 1,230,736
    30,846 E*TRADE Financial Corp.(1)(2)                                 96,856
     5,590 Federated Investors, Inc., Class B                           192,408
    10,058 Franklin Resources, Inc.                                     921,816
    25,470 Goldman Sachs Group, Inc. (The)                            4,454,703
     9,517 Janus Capital Group, Inc.                                    251,915
     8,682 Legg Mason, Inc.                                             378,275
    45,160 Lehman Brothers Holdings, Inc.(2)                            894,620
    62,874 Merrill Lynch & Co., Inc.                                  1,993,735
    71,511 Morgan Stanley                                             2,579,402
    13,083 Northern Trust Corp.                                         897,101
    27,355 State Street Corp.                                         1,750,446
    16,773 T. Rowe Price Group, Inc.                                    947,171
                                                                  -------------
                                                                     20,266,902
                                                                  -------------

CHEMICALS - 2.0%
    13,630 Air Products & Chemicals, Inc.                             1,347,462
     3,695 Ashland, Inc.                                                178,099
    60,007 Dow Chemical Co. (The)                                     2,094,844
    58,228 E.I. du Pont de Nemours & Co.                              2,497,399
     4,869 Eastman Chemical Co.                                         335,279
    11,402 Ecolab, Inc.                                                 490,172
     7,510 Hercules, Inc.                                               127,144
     5,247 International Flavors & Fragrances, Inc.                     204,948
    35,336 Monsanto Co.                                               4,467,884
    10,611 PPG Industries, Inc.                                         608,753
    20,246 Praxair, Inc.                                              1,907,983
     8,052 Rohm & Haas Co.                                              373,935
     8,365 Sigma-Aldrich Corp.                                          450,539
                                                                  -------------
                                                                     15,084,441
                                                                  -------------

COMMERCIAL BANKS - 2.1%
    35,359 BB&T Corp.(2)                                                805,125
     9,748 Comerica, Inc.                                               249,841
    34,463 Fifth Third Bancorp.(2)                                      350,833
     8,916 First Horizon National Corp.                                  66,246
    23,694 Huntington Bancshares, Inc.(2)                               136,714
    31,366 KeyCorp                                                      344,399
     4,997 M&T Bank Corp.                                               352,488
    16,948 Marshall & Ilsley Corp.                                      259,813
    42,929 National City Corp.(2)                                       204,771
    22,055 PNC Financial Services Group, Inc.                         1,259,341
    44,906 Regions Financial Corp.                                      489,925
    22,697 SunTrust Banks, Inc.                                         822,085
   112,015 U.S. Bancorp.                                              3,124,098
   137,770 Wachovia Corp.                                             2,139,568
   212,953 Wells Fargo & Co.                                          5,057,634

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
     6,951 Zions Bancorp.                                         $     218,887
                                                                  -------------
                                                                     15,881,768
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 0.5%
    19,593 Allied Waste Industries, Inc.(1)                             247,264
     6,973 Avery Dennison Corp.                                         306,324
     8,449 Cintas Corp.                                                 223,983
     8,378 Equifax, Inc.                                                281,668
     8,119 Monster Worldwide, Inc.(1)                                   167,333
    13,373 Pitney Bowes, Inc.                                           456,019
    13,910 R.R. Donnelley & Sons Co.                                    412,988
    10,267 Robert Half International, Inc.                              246,100
    31,636 Waste Management, Inc.                                     1,192,993
                                                                  -------------
                                                                      3,534,672
                                                                  -------------

COMMUNICATIONS EQUIPMENT - 2.4%
     5,813 Ciena Corp.(1)                                               134,687
   380,863 Cisco Systems, Inc.(1)                                     8,858,873
   101,561 Corning, Inc.                                              2,340,981
    14,849 JDS Uniphase Corp.(1)                                        168,685
    33,868 Juniper Networks, Inc.(1)                                    751,192
   145,456 Motorola, Inc.                                             1,067,647
   104,426 QUALCOMM, Inc.                                             4,633,382
    25,653 Tellabs, Inc.(1)                                             119,287
                                                                  -------------
                                                                     18,074,734
                                                                  -------------

COMPUTERS & PERIPHERALS - 3.1%
    56,904 Apple, Inc.(1)                                             9,528,006
   130,298 Dell, Inc.(1)                                              2,850,920
   133,262 EMC Corp.(1)                                               1,957,619
   159,046 Hewlett-Packard Co.                                        7,031,424
     6,103 Lexmark International, Inc., Class A(1)                      204,023
    22,257 NetApp, Inc.(1)                                              482,087
     8,901 QLogic Corp.(1)                                              129,865
    14,863 SanDisk Corp.(1)                                             277,938
    50,421 Sun Microsystems, Inc.(1)                                    548,580
    11,576 Teradata Corp.(1)                                            267,869
                                                                  -------------
                                                                     23,278,331
                                                                  -------------

CONSTRUCTION & ENGINEERING - 0.2%
     5,696 Fluor Corp.                                                1,059,912
     7,900 Jacobs Engineering Group, Inc.(1)                            637,530
                                                                  -------------
                                                                      1,697,442
                                                                  -------------

CONSTRUCTION MATERIALS - 0.1%
     6,868 Vulcan Materials Co.(2)                                      410,569
                                                                  -------------

CONSUMER FINANCE - 0.6%
    74,849 American Express Co.                                       2,819,562
    24,153 Capital One Financial Corp.                                  918,056
    31,002 Discover Financial Services                                  408,296
    30,206 SLM Corp.(1)                                                 584,486
                                                                  -------------
                                                                      4,730,400
                                                                  -------------

CONTAINERS & PACKAGING - 0.1%
     6,314 Ball Corp.                                                   301,431
     6,633 Bemis Co., Inc.                                              148,712
     8,431 Pactiv Corp.(1)                                              178,990

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    10,428 Sealed Air Corp.                                       $     198,236
                                                                  -------------
                                                                        827,369
                                                                  -------------

DISTRIBUTORS - 0.1%
    10,709 Genuine Parts Co.                                            424,933
                                                                  -------------

DIVERSIFIED CONSUMER SERVICES - 0.1%
     8,861 Apollo Group, Inc., Class A(1)                               392,188
    21,082 H&R Block, Inc.                                              451,155
                                                                  -------------
                                                                        843,343
                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES - 3.4%
   287,115 Bank of America Corp.(3)                                   6,853,435
    18,231 CIT Group, Inc.                                              124,153
   351,049 Citigroup, Inc.                                            5,883,581
     3,452 CME Group, Inc.                                            1,322,772
     4,600 IntercontinentalExchange, Inc.(1)                            524,400
   222,614 JPMorgan Chase & Co.                                       7,637,887
    10,900 Leucadia National Corp.                                      511,646
    20,717 McGraw-Hill Cos., Inc. (The)                                 831,166
    13,307 Moody's Corp.(2)                                             458,293
    17,100 NYSE Euronext                                                866,286
                                                                  -------------
                                                                     25,013,619
                                                                  -------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
   383,052 AT&T, Inc.                                                12,905,022
     6,898 CenturyTel, Inc.                                             245,500
    21,229 Citizens Communications Co.                                  240,737
     9,555 Embarq Corp.                                                 451,665
    99,588 Qwest Communications International, Inc.(2)                  391,381
   183,837 Verizon Communications, Inc.                               6,507,829
    29,420 Windstream Corp.                                             363,043
                                                                  -------------
                                                                     21,105,177
                                                                  -------------

ELECTRIC UTILITIES - 2.3%
    10,834 Allegheny Energy, Inc.                                       542,892
    25,987 American Electric Power Co., Inc.                          1,045,457
    81,745 Duke Energy Corp.                                          1,420,728
    21,117 Edison International                                       1,084,991
    12,374 Entergy Corp.                                              1,490,820
    42,329 Exelon Corp.                                               3,807,917
    19,730 FirstEnergy Corp.                                          1,624,371
    26,404 FPL Group, Inc.                                            1,731,574
    13,000 Pepco Holdings, Inc.                                         333,450
     6,681 Pinnacle West Capital Corp.                                  205,574
    24,188 PPL Corp.                                                  1,264,307
    16,854 Progress Energy, Inc.                                        705,003
    49,497 Southern Co.                                               1,728,435
                                                                  -------------
                                                                     16,985,519
                                                                  -------------

ELECTRICAL EQUIPMENT - 0.5%
    11,229 Cooper Industries Ltd., Class A                              443,545
    50,295 Emerson Electric Co.                                       2,487,088
     9,594 Rockwell Automation, Inc.                                    419,546
                                                                  -------------
                                                                      3,350,179
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
    23,161 Agilent Technologies, Inc.(1)                                823,142

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    13,718 Jabil Circuit, Inc.                                    $     225,112
     9,126 Molex, Inc.                                                  222,766
    30,880 Tyco Electronics Ltd.                                      1,106,122
                                                                  -------------
                                                                      2,377,142
                                                                  -------------

ENERGY EQUIPMENT & SERVICES - 3.5%
    19,877 Baker Hughes, Inc.                                         1,736,057
    18,901 BJ Services Co.                                              603,698
    14,100 Cameron International Corp.(1)                               780,435
     9,296 ENSCO International, Inc.                                    750,559
    56,253 Halliburton Co.                                            2,985,347
    18,151 Nabors Industries Ltd.(1)                                    893,574
    26,786 National Oilwell Varco, Inc.(1)                            2,376,454
    17,370 Noble Corp.                                                1,128,355
     7,201 Rowan Cos., Inc.                                             336,647
    76,941 Schlumberger Ltd.                                          8,265,772
    13,031 Smith International, Inc.                                  1,083,397
    20,600 Transocean, Inc.(1)                                        3,139,234
    43,984 Weatherford International Ltd.(1)                          2,181,166
                                                                  -------------
                                                                     26,260,695
                                                                  -------------

FOOD & STAPLES RETAILING - 2.7%
    27,941 Costco Wholesale Corp.                                     1,959,782
    92,105 CVS/Caremark Corp.                                         3,644,595
    42,667 Kroger Co. (The)                                           1,231,796
    28,233 Safeway, Inc.                                                806,052
    13,720 SUPERVALU, Inc.                                              423,811
    38,725 SYSCO Corp.                                                1,065,325
    63,836 Walgreen Co.                                               2,075,308
   149,977 Wal-Mart Stores, Inc.                                      8,428,708
     9,083 Whole Foods Market, Inc.(2)                                  215,176
                                                                  -------------
                                                                     19,850,553
                                                                  -------------

FOOD PRODUCTS - 1.5%
    41,624 Archer-Daniels-Midland Co.                                 1,404,810
    13,857 Campbell Soup Co.                                            463,655
    31,578 ConAgra Foods, Inc.                                          608,824
     9,351 Dean Foods Co.(1)                                            183,467
    21,571 General Mills, Inc.                                        1,310,870
    20,339 H.J. Heinz Co.                                               973,221
    10,894 Hershey Co. (The)                                            357,105
    16,357 Kellogg Co.                                                  785,463
    97,783 Kraft Foods, Inc., Class A                                 2,781,926
     8,252 McCormick & Co., Inc.                                        294,266
    46,107 Sara Lee Corp.                                               564,811
    17,707 Tyson Foods, Inc., Class A                                   264,543
    13,849 Wm. Wrigley Jr. Co.                                        1,077,175
                                                                  -------------
                                                                     11,070,136
                                                                  -------------

GAS UTILITIES - 0.1%
     2,951 Nicor, Inc.(2)                                               125,683
    11,173 Questar Corp.                                                793,730
                                                                  -------------
                                                                        919,413
                                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
    40,427 Baxter International, Inc.                                 2,584,902

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    15,814 Becton, Dickinson & Co.                                $   1,285,678
    86,977 Boston Scientific Corp.(1)                                 1,068,947
     6,410 C.R. Bard, Inc.                                              563,760
    32,281 Covidien Ltd.                                              1,545,937
    10,236 Hospira, Inc.(1)                                             410,566
     2,500 Intuitive Surgical, Inc.(1)                                  673,500
    72,367 Medtronic, Inc.                                            3,744,992
    21,823 St. Jude Medical, Inc.(1)                                    892,124
    15,430 Stryker Corp.                                                970,239
     8,155 Varian Medical Systems, Inc.(1)                              422,837
    14,953 Zimmer Holdings, Inc.(1)                                   1,017,552
                                                                  -------------
                                                                     15,181,034
                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES - 1.7%
    31,254 Aetna, Inc.                                                1,266,725
    10,475 AmerisourceBergen Corp.                                      418,895
    23,052 Cardinal Health, Inc.                                      1,189,022
    18,158 CIGNA Corp.                                                  642,612
     9,779 Coventry Health Care, Inc.(1)                                297,477
    16,222 Express Scripts, Inc.(1)                                   1,017,444
    11,021 Humana, Inc.(1)                                              438,305
     7,163 Laboratory Corp. of America Holdings(1)                      498,760
    17,970 McKesson Corp.                                             1,004,703
    32,684 Medco Health Solutions, Inc.(1)                            1,542,685
     8,294 Patterson Cos., Inc.(1)                                      243,761
    10,214 Quest Diagnostics, Inc.                                      495,072
    32,028 Tenet Healthcare Corp.(1)                                    178,076
    79,235 UnitedHealth Group, Inc.                                   2,079,919
    33,881 WellPoint, Inc.(1)                                         1,614,767
                                                                  -------------
                                                                     12,928,223
                                                                  -------------

HEALTH CARE TECHNOLOGY(4)
    11,810 IMS Health, Inc.                                             275,173
                                                                  -------------

HOTELS, RESTAURANTS & LEISURE - 1.2%
    28,199 Carnival Corp.                                               929,439
     9,258 Darden Restaurants, Inc.                                     295,700
    20,249 International Game Technology                                505,820
    19,424 Marriott International, Inc., Class A(2)                     509,686
    73,072 McDonald's Corp.                                           4,108,108
    47,308 Starbucks Corp.(1)                                           744,628
    12,209 Starwood Hotels & Resorts Worldwide, Inc.                    489,215
     5,773 Wendy's International, Inc.                                  157,141
    11,441 Wyndham Worldwide Corp.                                      204,908
    30,549 Yum! Brands, Inc.                                          1,071,964
                                                                  -------------
                                                                      9,016,609
                                                                  -------------

HOUSEHOLD DURABLES - 0.4%
     3,943 Black & Decker Corp.                                         226,762
     8,209 Centex Corp.                                                 109,754
    18,285 D.R. Horton, Inc.                                            198,392
     9,992 Fortune Brands, Inc.                                         623,601
     3,742 Harman International Industries, Inc.                        154,881
     4,963 KB Home                                                       84,024
    10,871 Leggett & Platt, Inc.                                        182,307

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
     9,347 Lennar Corp., Class A                                  $     115,342
    17,940 Newell Rubbermaid, Inc.                                      301,213
    13,892 Pulte Homes, Inc.                                            133,780
     3,688 Snap-on, Inc.                                                191,813
     5,181 Stanley Works (The)                                          232,264
     4,850 Whirlpool Corp.                                              299,390
                                                                  -------------
                                                                      2,853,523
                                                                  -------------

HOUSEHOLD PRODUCTS - 2.2%
     9,011 Clorox Co. (The)                                             470,374
    32,760 Colgate-Palmolive Co.                                      2,263,716
    27,005 Kimberly-Clark Corp.                                       1,614,359
   196,799 Procter & Gamble Co. (The)                                11,967,347
                                                                  -------------
                                                                     16,315,796
                                                                  -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
    43,317 AES Corp. (The)(1)                                           832,120
    11,539 Constellation Energy Group, Inc.                             947,352
    31,413 Dynegy, Inc., Class A(1)                                     268,581
                                                                  -------------
                                                                      2,048,053
                                                                  -------------

INDUSTRIAL CONGLOMERATES - 3.0%
    45,356 3M Co.                                                     3,156,324
   642,707 General Electric Co.                                      17,153,850
    16,088 Textron, Inc.                                                771,098
    31,081 Tyco International Ltd.                                    1,244,483
                                                                  -------------
                                                                     22,325,755
                                                                  -------------

INSURANCE - 3.4%
    21,297 Ace Ltd.                                                   1,173,252
    30,761 Aflac, Inc.                                                1,931,791
    35,478 Allstate Corp. (The)                                       1,617,442
   173,363 American International Group, Inc.                         4,587,185
    19,225 Aon Corp.                                                    883,196
     6,162 Assurant, Inc.                                               406,445
    23,606 Chubb Corp.                                                1,156,930
    10,713 Cincinnati Financial Corp.                                   272,110
    28,061 Genworth Financial, Inc., Class A                            499,766
    20,282 Hartford Financial Services Group, Inc. (The)              1,309,609
    16,689 Lincoln National Corp.                                       756,345
    23,334 Loews Corp.                                                1,094,365
    33,192 Marsh & McLennan Cos., Inc.                                  881,248
    13,925 MBIA, Inc.(2)                                                 61,131
    45,878 MetLife, Inc.                                              2,420,982
    16,748 Principal Financial Group, Inc.                              702,914
    43,940 Progressive Corp. (The)                                      822,557
    28,128 Prudential Financial, Inc.                                 1,680,367
     5,796 Safeco Corp.                                                 389,259
     5,834 Torchmark Corp.                                              342,164
    38,932 Travelers Cos., Inc. (The)                                 1,689,649
    22,482 Unum Group                                                   459,757
    11,463 XL Capital Ltd., Class A                                     235,679
                                                                  -------------
                                                                     25,374,143
                                                                  -------------

INTERNET & CATALOG RETAIL - 0.3%
    19,927 Amazon.com, Inc.(1)                                        1,461,247

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    13,468 Expedia, Inc.(1)                                       $     247,542
    11,680 IAC/InterActiveCorp(1)                                       225,190
                                                                  -------------
                                                                      1,933,979
                                                                  -------------

INTERNET SOFTWARE & SERVICES - 1.7%
    10,870 Akamai Technologies, Inc.(1)                                 378,167
    71,290 eBay, Inc.(1)                                              1,948,356
    14,950 Google, Inc., Class A(1)                                   7,869,979
    12,624 VeriSign, Inc.(1)                                            477,187
    87,824 Yahoo!, Inc.(1)                                            1,814,444
                                                                  -------------
                                                                     12,488,133
                                                                  -------------

IT SERVICES - 2.3%
     6,260 Affiliated Computer Services, Inc., Class A(1)               334,847
    33,418 Automatic Data Processing, Inc.                            1,400,214
    18,636 Cognizant Technology Solutions Corp., Class
           A(1)                                                         605,856
     9,838 Computer Sciences Corp.(1)                                   460,812
     8,233 Convergys Corp.(1)                                           122,342
    32,445 Electronic Data Systems Corp.                                799,445
    11,063 Fidelity National Information Services, Inc.                 408,335
    10,633 Fiserv, Inc.(1)                                              482,419
    88,527 International Business Machines Corp.                     10,493,105
    20,652 Paychex, Inc.                                                645,995
    11,553 Total System Services, Inc.                                  256,708
    24,306 Unisys Corp.(1)                                               96,009
    47,673 Western Union Co. (The)                                    1,178,477
                                                                  -------------
                                                                     17,284,564
                                                                  -------------

LEISURE EQUIPMENT & PRODUCTS - 0.1%
    18,647 Eastman Kodak Co.(2)                                         269,076
     9,184 Hasbro, Inc.                                                 328,053
    23,349 Mattel, Inc.                                                 399,735
                                                                  -------------
                                                                        996,864
                                                                  -------------

LIFE SCIENCES TOOLS & SERVICES - 0.4%
    10,868 Applera Corp. - Applied Biosystems Group                     363,861
     3,683 Millipore Corp.(1)                                           249,928
     7,665 PerkinElmer, Inc.                                            213,470
    27,052 Thermo Fisher Scientific, Inc.(1)                          1,507,608
     6,418 Waters Corp.(1)                                              413,961
                                                                  -------------
                                                                      2,748,828
                                                                  -------------

MACHINERY - 1.9%
    39,633 Caterpillar, Inc.                                          2,925,708
    13,082 Cummins, Inc.                                                857,133
    16,458 Danaher Corp.                                              1,272,203
    27,810 Deere & Co.                                                2,005,935
    12,248 Dover Corp.                                                  592,436
    10,589 Eaton Corp.                                                  899,747
    25,651 Illinois Tool Works, Inc.                                  1,218,679
    20,258 Ingersoll-Rand Co. Ltd., Class A                             758,257
    11,723 ITT Corp.                                                    742,418
     8,400 Manitowoc Co., Inc. (The)                                    273,252
    23,523 PACCAR, Inc.                                                 983,967
     7,763 Pall Corp.                                                   308,036
    10,880 Parker-Hannifin Corp.                                        775,962

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
     6,596 Terex Corp.(1)                                         $     338,836
                                                                  -------------
                                                                     13,952,569
                                                                  -------------

MEDIA - 2.7%
    44,047 CBS Corp., Class B                                           858,476
    32,241 Clear Channel Communications, Inc.                         1,134,883
   190,929 Comcast Corp., Class A                                     3,621,923
    45,839 DIRECTV Group, Inc. (The)(1)                               1,187,688
     5,833 E.W. Scripps Co. (The), Class A                              242,303
    14,883 Gannett Co., Inc.                                            322,515
    30,525 Interpublic Group of Cos., Inc. (The)(1)                     262,515
     2,353 Meredith Corp.(2)                                             66,566
     9,677 New York Times Co. (The), Class A(2)                         148,929
   148,931 News Corp., Class A                                        2,239,922
    20,619 Omnicom Group, Inc.                                          925,381
   230,719 Time Warner, Inc.                                          3,414,641
    40,753 Viacom, Inc., Class B(1)                                   1,244,597
   122,863 Walt Disney Co. (The)                                      3,833,326
       343 Washington Post Co. (The), Class B                           201,307
                                                                  -------------
                                                                     19,704,972
                                                                  -------------

METALS & MINING - 1.4%
     7,300 AK Steel Holding Corp.                                       503,700
    52,570 Alcoa, Inc.                                                1,872,543
     6,520 Allegheny Technologies, Inc.                                 386,506
    24,710 Freeport-McMoRan Copper & Gold, Inc.                       2,895,765
    29,399 Newmont Mining Corp.                                       1,533,452
    20,277 Nucor Corp.                                                1,514,083
     6,300 Titanium Metals Corp.(2)                                      88,137
     7,620 United States Steel Corp.                                  1,408,024
                                                                  -------------
                                                                     10,202,210
                                                                  -------------

MULTILINE RETAIL - 0.7%
     5,456 Big Lots, Inc.(1)                                            170,445
     3,984 Dillard's, Inc., Class A(2)                                   46,095
     9,033 Family Dollar Stores, Inc.                                   180,118
    14,404 J.C. Penney Co., Inc.                                        522,721
    19,761 Kohl's Corp.(1)                                              791,231
    27,284 Macy's, Inc.                                                 529,855
    11,560 Nordstrom, Inc.                                              350,268
     4,526 Sears Holdings Corp.(1)(2)                                   333,385
    50,220 Target Corp.                                               2,334,728
                                                                  -------------
                                                                      5,258,846
                                                                  -------------

MULTI-UTILITIES - 1.2%
    13,497 Ameren Corp.                                                 569,978
    21,173 CenterPoint Energy, Inc.                                     339,827
    14,609 CMS Energy Corp.                                             217,674
    17,567 Consolidated Edison, Inc.                                    686,694
    37,222 Dominion Resources, Inc.                                   1,767,673
    10,567 DTE Energy Co.                                               448,464
     4,939 Integrys Energy Group, Inc.                                  251,049
    17,750 NiSource, Inc.                                               318,080
    23,084 PG&E Corp.                                                   916,204
    32,880 Public Service Enterprise Group, Inc.                      1,510,178

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    16,128 Sempra Energy                                          $     910,426
    13,660 TECO Energy, Inc.                                            293,553
    27,801 Xcel Energy, Inc.                                            557,966
                                                                  -------------
                                                                      8,787,766
                                                                  -------------

OFFICE ELECTRONICS - 0.1%
    57,924 Xerox Corp.                                                  785,449
                                                                  -------------

OIL, GAS & CONSUMABLE FUELS - 12.2%
    30,232 Anadarko Petroleum Corp.                                   2,262,563
    21,448 Apache Corp.                                               2,981,272
     6,300 Cabot Oil & Gas Corp.                                        426,699
    31,047 Chesapeake Energy Corp.                                    2,047,860
   133,353 Chevron Corp.                                             13,219,283
    99,423 ConocoPhillips                                             9,384,537
    11,751 CONSOL Energy, Inc.                                        1,320,460
    28,794 Devon Energy Corp.                                         3,459,887
    45,344 El Paso Corp.                                                985,779
    15,982 EOG Resources, Inc.                                        2,096,838
   340,720 Exxon Mobil Corp.                                         30,027,654
    18,056 Hess Corp.                                                 2,278,487
    45,599 Marathon Oil Corp.                                         2,365,220
     4,800 Massey Energy Co.                                            450,000
    12,238 Murphy Oil Corp.                                           1,199,936
    11,100 Noble Energy, Inc.                                         1,116,216
    52,898 Occidental Petroleum Corp.                                 4,753,414
    17,520 Peabody Energy Corp.                                       1,542,636
     9,108 Range Resources Corp.                                        596,938
    22,100 Southwestern Energy Co.(1)                                 1,052,181
    40,841 Spectra Energy Corp.                                       1,173,770
     7,572 Sunoco, Inc.                                                 308,105
     8,900 Tesoro Corp.(2)                                              175,953
    34,077 Valero Energy Corp.                                        1,403,291
    37,688 Williams Cos., Inc. (The)                                  1,519,203
    32,986 XTO Energy, Inc.                                           2,259,871
                                                                  -------------
                                                                     90,408,053
                                                                  -------------

PAPER & FOREST PRODUCTS - 0.2%
    27,648 International Paper Co.                                      644,199
    11,230 MeadWestvaco Corp.                                           267,723
    13,574 Weyerhaeuser Co.                                             694,174
                                                                  -------------
                                                                      1,606,096
                                                                  -------------

PERSONAL PRODUCTS - 0.2%
    27,613 Avon Products, Inc.                                          994,620
     7,376 Estee Lauder Cos., Inc. (The), Class A                       342,615
                                                                  -------------
                                                                      1,337,235
                                                                  -------------

PHARMACEUTICALS - 6.0%
    99,454 Abbott Laboratories                                        5,268,079
    19,845 Allergan, Inc.                                             1,032,932
     6,992 Barr Pharmaceuticals, Inc.(1)                                315,199
   127,671 Bristol-Myers Squibb Co.                                   2,621,086
    63,794 Eli Lilly & Co.                                            2,944,731
    19,676 Forest Laboratories, Inc.(1)                                 683,544
   181,691 Johnson & Johnson                                         11,689,999

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    16,502 King Pharmaceuticals, Inc.(1)                          $     172,776
   138,403 Merck & Co., Inc.                                          5,216,409
    18,290 Mylan, Inc.(1)(2)                                            220,760
   436,170 Pfizer, Inc.                                               7,619,890
   104,551 Schering-Plough Corp.                                      2,058,609
     6,770 Watson Pharmaceuticals, Inc.(1)                              183,941
    85,946 Wyeth                                                      4,121,970
                                                                  -------------
                                                                     44,149,925
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.1%
     5,940 Apartment Investment & Management Co., Class A               202,316
     5,009 AvalonBay Communities, Inc.                                  446,602
     7,676 Boston Properties, Inc.                                      692,529
     7,712 Developers Diversified Realty Corp.                          267,683
    17,495 Equity Residential                                           669,534
    16,521 General Growth Properties, Inc.                              578,731
    14,900 HCP, Inc.                                                    473,969
    33,906 Host Hotels & Resorts, Inc.                                  462,817
    16,349 Kimco Realty Corp.                                           564,367
    11,122 Plum Creek Timber Co., Inc.                                  475,021
    16,747 ProLogis                                                     910,199
     7,977 Public Storage                                               644,462
    14,376 Simon Property Group, Inc.                                 1,292,259
     8,710 Vornado Realty Trust                                         766,480
                                                                  -------------
                                                                      8,446,969
                                                                  -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT(4)
    11,186 CB Richard Ellis Group, Inc., Class A(1)                     214,771
                                                                  -------------

ROAD & RAIL - 1.1%
    18,857 Burlington Northern Santa Fe Corp.                         1,883,626
    26,177 CSX Corp.                                                  1,644,177
    24,342 Norfolk Southern Corp.                                     1,525,513
     3,696 Ryder System, Inc.                                           254,581
    33,276 Union Pacific Corp.                                        2,512,338
                                                                  -------------
                                                                      7,820,235
                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
    40,188 Advanced Micro Devices, Inc.(1)(2)                           234,296
    19,469 Altera Corp.                                                 403,008
    18,720 Analog Devices, Inc.                                         594,734
    87,605 Applied Materials, Inc.                                    1,672,380
    29,037 Broadcom Corp., Class A(1)                                   792,420
   369,338 Intel Corp.                                                7,933,380
    11,019 KLA-Tencor Corp.                                             448,584
    14,323 Linear Technology Corp.                                      466,500
    41,378 LSI Corp.(1)                                                 254,061
    14,756 MEMC Electronic Materials, Inc.(1)                           908,084
    11,900 Microchip Technology, Inc.                                   363,426
    49,258 Micron Technology, Inc.(1)                                   295,548
    14,049 National Semiconductor Corp.                                 288,567
     6,563 Novellus Systems, Inc.(1)(2)                                 139,070
    36,003 NVIDIA Corp.(1)                                              673,976
    11,574 Teradyne, Inc.(1)                                            128,124
    85,271 Texas Instruments, Inc.                                    2,401,231

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

   Shares                                                             Value
--------------------------------------------------------------------------------
    18,167 Xilinx, Inc.                                           $     458,717
                                                                  -------------
                                                                     18,456,106
                                                                  -------------

SOFTWARE - 3.5%
    34,416 Adobe Systems, Inc.(1)                                     1,355,646
    14,503 Autodesk, Inc.(1)                                            490,346
    12,410 BMC Software, Inc.(1)                                        446,760
    25,297 CA, Inc.                                                     584,108
    12,029 Citrix Systems, Inc.(1)                                      353,773
    16,905 Compuware Corp.(1)                                           161,274
    20,448 Electronic Arts, Inc.(1)                                     908,505
    20,664 Intuit, Inc.(1)                                              569,706
   516,474 Microsoft Corp.                                           14,208,200
    23,691 Novell, Inc.(1)                                              139,540
   255,741 Oracle Corp.(1)                                            5,370,561
    54,202 Symantec Corp.(1)                                          1,048,809
                                                                  -------------
                                                                     25,637,228
                                                                  -------------

SPECIALTY RETAIL - 1.5%
     5,547 Abercrombie & Fitch Co., Class A                             347,686
     8,688 AutoNation, Inc.(1)                                           87,054
     2,769 AutoZone, Inc.(1)                                            335,077
    16,938 Bed Bath & Beyond, Inc.(1)                                   475,958
    22,274 Best Buy Co., Inc.                                           882,050
    10,400 GameStop Corp., Class A(1)                                   420,160
    28,958 Gap, Inc. (The)                                              482,730
   109,633 Home Depot, Inc. (The)                                     2,567,605
    19,436 Limited Brands, Inc.                                         327,497
    94,710 Lowe's Cos., Inc.                                          1,965,232
    18,246 Office Depot, Inc.(1)                                        199,611
     8,817 RadioShack Corp.                                             108,185
     6,408 Sherwin-Williams Co. (The)                                   294,319
    45,351 Staples, Inc.                                              1,077,086
     8,202 Tiffany & Co.                                                334,232
    27,601 TJX Cos., Inc. (The)                                         868,603
                                                                  -------------
                                                                     10,773,085
                                                                  -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
    22,164 Coach, Inc.(1)                                               640,096
     5,618 Jones Apparel Group, Inc.                                     77,248
     6,452 Liz Claiborne, Inc.                                           91,296
    24,608 NIKE, Inc., Class B                                        1,466,883
     3,731 Polo Ralph Lauren Corp.                                      234,232
     5,669 VF Corp.                                                     403,519
                                                                  -------------
                                                                      2,913,274
                                                                  -------------

THRIFTS & MORTGAGE FINANCE - 0.5%
    39,148 Countrywide Financial Corp.(2)                               166,379
    68,602 Fannie Mae                                                 1,338,425
    41,834 Freddie Mac                                                  686,078
    33,556 Hudson City Bancorp., Inc.                                   559,714
     6,083 MGIC Investment Corp.(2)                                      37,167
    30,954 Sovereign Bancorp., Inc.                                     227,821
    68,440 Washington Mutual, Inc.(2)                                   337,409
                                                                  -------------
                                                                      3,352,993
                                                                  -------------

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------
TOBACCO - 1.5%
     135,052 Altria Group, Inc.                                   $   2,776,669
      11,334 Lorillard, Inc.(1)                                         783,859
     135,952 Philip Morris International, Inc.                        6,714,669
      11,067 Reynolds American, Inc.                                    516,497
       9,688 UST, Inc.                                                  529,062
                                                                  -------------
                                                                     11,320,756
                                                                  -------------

TRADING COMPANIES & DISTRIBUTORS(4)
       4,215 W.W. Grainger, Inc.                                        344,787
                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
      25,600 American Tower Corp., Class A(1)                         1,081,600
     184,452 Sprint Nextel Corp.                                      1,752,294
                                                                  -------------
                                                                      2,833,894
                                                                  -------------
TOTAL COMMON STOCKS
(Cost $531,426,796)                                                 720,456,718
                                                                  -------------
SHORT-TERM INVESTMENTS SEGREGATED FOR
FUTURES CONTRACTS -- 2.2%
-------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $14,963,058), in a joint trading
account at 1.65%, dated 6/30/08, due 7/1/08 (Delivery Value
$14,700,674)                                                         14,700,000

$1,500,000   U.S. Treasury Bills, 2.06%, 12/4/08(5)                   1,486,512
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS SEGREGATED FOR FUTURES CONTRACTS
(Cost $16,186,610)                                                   16,186,512
                                                                  -------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(6) -- 1.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value $2,000,139)          2,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value $2,000,136)          2,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value $2,000,139)          2,000,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08, due
7/1/08 (Delivery value $1,746,810)                                    1,746,681
                                                                  -------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $7,746,681)                                                     7,746,681
                                                                  -------------

TOTAL INVESTMENT SECURITIES -- 100.5%
(Cost $555,360,087)                                                 744,389,911
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- (0.5)%                               (3,362,779)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 741,027,132
                                                                  =============

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS

                                                Underlying Face     Unrealized
      Contracts Purchased    Expiration Date    Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
342  S&P 500 E-Mini Futures  September 2008       $ 21,939,300     $ (1,264,149)
                                                  ============     ============

Notes to Schedule of Investments
--------------------------------------------------------------------------------
(1)   Non-income producing.
(2)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $7,280,329.
(3)   Security, or a portion thereof, has been segregated for futures contracts.
(4)   Industry is less than 0.05% of total net assets.
(5)   The rate indicated is the yield to maturity at purchase.
(6)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Equity Index - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                 Unrealized Gain
                                                   Value of         (Loss) on
                                                   Investment    Other Financial
                 Valuation Inputs                  Securities      Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $720,456,718      $(1,264,149)
Level 2 - Other Significant Observable Inputs       23,933,193                -
Level 3 - Significant Unobservable Inputs                    -                -
                                                  -----------------------------
                                                  $744,389,911      $(1,264,149)
                                                  =============================
*Includes futures contracts.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $589,762,007
                                                        ============
Gross tax appreciation of investments                   $241,045,936
Gross tax depreciation of investments                    (86,418,032)
                                                        ------------
Net tax appreciation (depreciation) of investments      $154,627,904
                                                        ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                Real Estate Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Real Estate - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
     Shares                                                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.5%
--------------------------------------------------------------------------------

DIVERSIFIED REITs - 11.0%
    1,749,210  Colonial Properties Trust                        $    35,019,184
    1,729,734  Liberty Property Trust(1)                             57,340,682
      572,880  Vornado Realty Trust                                  50,413,440
                                                                ---------------
                                                                    142,773,306
                                                                ---------------

INDUSTRIAL REITs - 10.8%
      630,400  AMB Property Corp.                                    31,759,552
      757,800  DCT Industrial Trust, Inc.                             6,274,584
    1,890,500  ProLogis                                             102,748,675
                                                                ---------------
                                                                    140,782,811
                                                                ---------------

OFFICE REITs - 18.8%
      449,200  Alexandria Real Estate Equities, Inc.(1)              43,725,128
      585,840  Boston Properties, Inc.                               52,854,485
      502,400  Brandywine Realty Trust                                7,917,824
    1,173,250  Digital Realty Trust, Inc.                            47,997,657
    2,326,712  Duke Realty Corp.                                     52,234,684
      592,100  Kilroy Realty Corp.                                   27,846,463
      313,610  Mack-Cali Realty Corp.                                10,716,054
      108,700  Maguire Properties, Inc.(1)                            1,322,879
                                                                ---------------
                                                                    244,615,174
                                                                ---------------

RESIDENTIAL REITs - 12.2%
    1,592,770  Apartment Investment & Management Co.,
               Class A                                               54,249,746
      432,600  AvalonBay Communities, Inc.                           38,570,616
      970,700  Camden Property Trust                                 42,963,182
       34,700  Essex Property Trust, Inc.                             3,695,550
      383,400  Post Properties, Inc.                                 11,406,150
      379,884  UDR, Inc.                                              8,501,804
                                                                ---------------
                                                                    159,387,048
                                                                ---------------

RETAIL REITs - 30.6%
      459,900  CBL & Associates Properties, Inc.                     10,504,116
    1,343,200  Developers Diversified Realty Corp.                   46,622,472
      148,400  Equity One, Inc.                                       3,049,620
       21,200  Federal Realty Investment Trust                        1,462,800
      395,590  General Growth Properties, Inc.                       13,857,518
    2,206,899  Kimco Realty Corp.                                    76,182,153
      586,954  Macerich Co. (The)                                    36,467,452
    1,895,029  National Retail Properties, Inc.(1)                   39,606,106
      444,900  Realty Income Corp.(1)                                10,125,924
    1,435,366  Simon Property Group, Inc.                           129,025,052
    1,049,382  Weingarten Realty Investors                           31,817,262
                                                                ---------------
                                                                    398,720,475
                                                                ---------------

SPECIALIZED REITs - 15.1%
       83,026  Cogdell Spencer, Inc.                                  1,349,172
    1,030,900  HCP, Inc.                                             32,792,929
    1,154,390  Hospitality Properties Trust                          28,236,380
    2,365,125  Host Hotels & Resorts, Inc.                           32,283,956
      551,389  Public Storage                                        44,546,717

Real Estate - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Shares/Principal Amount                                            Value
--------------------------------------------------------------------------------
    1,020,500  Senior Housing Properties Trust                  $    19,930,365
      139,650  Sovran Self Storage, Inc.                              5,803,854
      735,800  Ventas, Inc.                                          31,323,006
                                                                ---------------
                                                                    196,266,379
                                                                ---------------
TOTAL COMMON STOCKS
(Cost $1,341,531,819)                                             1,282,545,193
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- 1.6%
--------------------------------------------------------------------------------

$  21,200,000  FHLB Discount Notes, 2.00%, 7/1/08(1)(2)
(Cost $21,200,000)                                                   21,200,000
                                                                ---------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(3) -- 8.6%
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$29,002,014)                                                         29,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$29,001,974)                                                         29,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$29,002,014)                                                         29,000,000

Repurchase Agreement, UBS Securities LLC, (collateralized
by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08, due
7/1/08 (Delivery value $24,660,163)                                  24,658,348
                                                                ---------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $111,658,348)                                                 111,658,348
                                                                ---------------

TOTAL INVESTMENT SECURITIES -- 108.7%
(Cost $1,474,390,167)                                             1,415,403,541
                                                                ---------------
OTHER ASSETS AND LIABILITIES -- (8.7)%                             (112,890,022)
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 1,302,513,519
                                                                ===============

Notes to Schedule of Investments
--------------------------------------------------------------------------------
FHLB        -   Federal Home Loan Bank
REIT        -   Real Estate Investment Trust

(1)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $109,222,333.

(2)   The rate indicated is the yield to maturity at purchase.

(3)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Real Estate - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of June 30, 2008:

                                                 Value of Investment
                 Valuation Inputs                     Securities
--------------------------------------------------------------------
Level 1 - Quoted Prices                            $   1,282,545,193
Level 2 - Other Significant Observable Inputs            132,858,348
Level 3 - Significant Unobservable Inputs                          -
                                                   -----------------
                                                   $   1,415,403,541
                                                   =================

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  1,536,965,574
                                                        ================
Gross tax appreciation of investments                   $     78,385,413
Gross tax depreciation of investments                       (199,947,446)
                                                        ----------------
Net tax appreciation (depreciation) of investments      $   (121,562,033)
                                                        ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                           NT Large Company Value Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

NT Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
Shares                                                                    Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.1%
    16,600 Northrop Grumman Corp.                                 $   1,110,540
                                                                  -------------

BEVERAGES - 1.9%
    26,200 Coca-Cola Co. (The)                                        1,361,876
    21,900 Pepsi Bottling Group, Inc.                                   611,448
                                                                  -------------
                                                                      1,973,324
                                                                  -------------

BIOTECHNOLOGY - 0.7%
    15,300 Amgen, Inc.(1)                                               721,548
                                                                  -------------

CAPITAL MARKETS - 2.6%
    13,500 Bank of New York Mellon Corp. (The)                          510,705
     6,300 Goldman Sachs Group, Inc. (The)                            1,101,870
    29,500 Morgan Stanley                                             1,064,065
                                                                  -------------
                                                                      2,676,640
                                                                  -------------

CHEMICALS - 2.1%
    28,300 E.I. du Pont de Nemours & Co.                              1,213,787
    16,200 PPG Industries, Inc.                                         929,394
                                                                  -------------
                                                                      2,143,181
                                                                  -------------

COMMERCIAL BANKS - 4.2%
    56,200 National City Corp.(2)                                       268,074
    12,000 PNC Financial Services Group, Inc.                           685,200
    30,300 U.S. Bancorp.                                                845,067
    47,000 Wachovia Corp.                                               729,910
    78,100 Wells Fargo & Co.                                          1,854,875
                                                                  -------------
                                                                      4,383,126
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 1.9%
    10,600 Avery Dennison Corp.                                         465,658
    23,000 R.R. Donnelley & Sons Co.                                    682,870
     3,200 Robert Half International, Inc.                               76,705
    19,300 Waste Management, Inc.                                       727,803
                                                                  -------------
                                                                      1,953,036
                                                                  -------------

COMMUNICATIONS EQUIPMENT - 0.1%
    18,900 Motorola, Inc.                                               138,726
                                                                  -------------

COMPUTERS & PERIPHERALS - 1.3%
    30,300 Hewlett-Packard Co.                                        1,339,563
                                                                  -------------

CONSUMER FINANCE - 0.2%
    19,900 Discover Financial Services                                  262,083
                                                                  -------------

DIVERSIFIED - 1.4%
    11,200 Standard & Poor's 500 Depositary Receipt,
           Series 1                                                   1,433,600
                                                                  -------------

DIVERSIFIED CONSUMER SERVICES - 0.7%
    34,600 H&R Block, Inc.(3)                                           740,440
                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES - 6.9%
    92,700 Bank of America Corp.                                      2,212,749
   141,500 Citigroup, Inc.                                            2,371,540
    74,600 JPMorgan Chase & Co.                                       2,559,526
                                                                  -------------
                                                                      7,143,815
                                                                  -------------

NT Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
Shares                                                                    Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.0%
   111,800 AT&T, Inc.                                             $   3,766,542
     8,400 Embarq Corp.                                                 397,068
    58,700 Verizon Communications, Inc.                               2,077,980
                                                                  -------------
                                                                      6,241,590
                                                                  -------------

ELECTRIC UTILITIES - 2.8%
    17,600 Exelon Corp.                                               1,583,296
    24,800 PPL Corp.                                                  1,296,296
                                                                  -------------
                                                                      2,879,592
                                                                  -------------

ENERGY EQUIPMENT & SERVICES - 0.6%
     7,200 National Oilwell Varco, Inc.(1)                              638,784
                                                                  -------------

FOOD & STAPLES RETAILING - 2.5%
    25,100 Kroger Co. (The)                                             724,637
    20,800 Walgreen Co.                                                 676,208
    21,300 Wal-Mart Stores, Inc.                                      1,197,060
                                                                  -------------
                                                                      2,597,905
                                                                  -------------

FOOD PRODUCTS - 0.7%
    24,800 Unilever NV, New York Shares                                 704,320
                                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
    14,600 Medtronic, Inc.                                              755,550
                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES - 0.4%
     7,700 Quest Diagnostics, Inc.                                      373,219
                                                                  -------------

HOTELS, RESTAURANTS & LEISURE - 0.6%
     5,800 Darden Restaurants, Inc.                                     185,252
     4,100 McDonald's Corp.                                             230,502
    16,000 Starbucks Corp.(1)                                           251,840
                                                                  -------------
                                                                        667,594
                                                                  -------------

HOUSEHOLD DURABLES - 0.7%
    43,400 Newell Rubbermaid, Inc.                                      728,686
                                                                  -------------

HOUSEHOLD PRODUCTS - 0.5%
    11,100 Clorox Co. (The)                                             579,420
                                                                  -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
    18,700 NRG Energy, Inc.(1)                                          802,230
                                                                  -------------

INDUSTRIAL CONGLOMERATES - 5.0%
   174,200 General Electric Co.                                       4,649,398
    15,000 Tyco International Ltd.                                      600,600
                                                                  -------------
                                                                      5,249,998
                                                                  -------------

INSURANCE - 5.5%
    27,100 Allstate Corp. (The)                                       1,235,489
    57,500 American International Group, Inc.                         1,521,450
    18,400 Hartford Financial Services Group, Inc. (The)              1,188,088
     9,400 Loews Corp.                                                  440,860
    13,000 Torchmark Corp.                                              762,450
    12,900 Travelers Cos., Inc. (The)                                   559,860
                                                                  -------------
                                                                      5,708,197
                                                                  -------------

IT SERVICES - 1.8%
    11,100 Fiserv, Inc.(1)                                              503,607

NT Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
Shares                                                                    Value
--------------------------------------------------------------------------------
    11,400 International Business Machines Corp.                  $   1,351,242
                                                                  -------------
                                                                      1,854,849
                                                                  -------------

MACHINERY - 3.0%
    12,700 Caterpillar, Inc.                                            937,514
    16,000 Dover Corp.                                                  773,920
    21,300 Ingersoll-Rand Co. Ltd., Class A                             797,259
     8,700 Parker-Hannifin Corp.                                        620,484
                                                                  -------------
                                                                      3,129,177
                                                                  -------------

MEDIA - 3.1%
    16,400 CBS Corp., Class B                                           319,636
    32,300 Gannett Co., Inc.                                            699,941
    91,100 Time Warner, Inc.                                          1,348,280
    26,600 Viacom, Inc., Class B(1)                                     812,364
                                                                  -------------
                                                                      3,180,221
                                                                  -------------

METALS & MINING - 0.7%
    10,200 Nucor Corp.                                                  761,634
                                                                  -------------

MULTILINE RETAIL - 0.6%
    16,500 Kohl's Corp.(1)                                              660,660
                                                                  -------------

OFFICE ELECTRONICS - 0.6%
    45,900 Xerox Corp.                                                  622,404
                                                                  -------------

OIL, GAS & CONSUMABLE FUELS - 15.9%
    43,100 Chevron Corp.                                              4,272,503
    33,500 ConocoPhillips                                             3,162,065
     2,300 Devon Energy Corp.                                           276,368
    63,800 Exxon Mobil Corp.                                          5,622,694
    38,700 Royal Dutch Shell plc ADR                                  3,162,177
                                                                  -------------
                                                                     16,495,807
                                                                  -------------

PAPER & FOREST PRODUCTS - 1.0%
    11,900 International Paper Co.                                      277,270
    15,200 Weyerhaeuser Co.                                             777,328
                                                                  -------------
                                                                      1,054,598
                                                                  -------------

PHARMACEUTICALS - 9.4%
    18,700 Abbott Laboratories                                          990,539
    18,000 Eli Lilly & Co.                                              830,880
    46,600 Johnson & Johnson                                          2,998,244
    28,100 Merck & Co., Inc.                                          1,059,089
   151,600 Pfizer, Inc.                                               2,648,452
    26,900 Wyeth                                                      1,290,124
                                                                  -------------
                                                                      9,817,328
                                                                  -------------

ROAD & RAIL - 0.2%
    12,500 YRC Worldwide, Inc.(1)(2)                                    185,875
                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
    21,400 Applied Materials, Inc.                                      408,526
    25,200 Intel Corp.                                                  541,296
                                                                  -------------
                                                                        949,822
                                                                  -------------

SOFTWARE - 1.8%
    40,300 Microsoft Corp.                                            1,108,653
    36,000 Oracle Corp.(1)                                              756,000
                                                                  -------------
                                                                      1,864,653
                                                                  -------------

NT Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
Shares/Principal Amount                                                   Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.5%
     18,400 Best Buy Co., Inc.                                    $     728,640
     26,400 Gap, Inc. (The)                                             440,088
     29,800 Home Depot, Inc. (The)                                      697,916
     30,000 Staples, Inc.                                               712,500
                                                                  -------------
                                                                      2,579,144
                                                                  -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.7%
      9,700 VF Corp.                                                    690,446
                                                                  -------------

THRIFTS & MORTGAGE FINANCE - 0.6%
     25,200 Freddie Mac                                                 413,280
     18,800 MGIC Investment Corp.(2)                                    114,868
     23,800 Washington Mutual, Inc.(2)                                  117,334
                                                                  -------------
                                                                        645,482
                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.6%
     64,600 Sprint Nextel Corp.                                         613,700
                                                                  -------------

TOTAL COMMON STOCKS
(Cost $111,944,546)                                                  99,052,507
                                                                  -------------
TEMPORARY CASH INVESTMENTS - SEGREGATED
FOR FUTURES CONTRACTS -- 4.8%
--------------------------------------------------------------------------------

 $5,000,000 FHLB Discount Notes, 2.00%, 7/1/08(2)(4)
(Cost $4,999,722)                                                     5,000,000
                                                                  -------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(5) -- 5.4%
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$1,500,104)                                                           1,500,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$1,200,082)                                                           1,200,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$1,400,097)                                                           1,400,000

Repurchase Agreement, UBS Securities LLC, (collateralized
by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08,
due 7/1/08 (Delivery value $1,505,026)                                1,504,915
                                                                  -------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $5,604,915)                                                     5,604,915
                                                                  -------------

TOTAL INVESTMENT SECURITIES -- 105.5%
(Cost $122,549,183)                                                 109,657,422
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- (5.5)%                               (5,700,858)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 103,956,564
                                                                  =============

NT Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS

                                                      Underlying
                                      Expiration     Face Amount    Unrealized
       Contracts Purchased               Date          at Value     Gain (Loss)
--------------------------------------------------------------------------------
   65  S&P 500 E-Mini Futures      September 2008    $ 4,169,750    $  (229,339)
                                                     ==========================

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank

(1)   Non-income producing.

(2)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $5,568,930.

(3)   Security, or portion thereof, has been segregated for futures contracts.

(4)   The rate indicated is the yield to maturity at purchase.

(5)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT Large Company Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                    Unrealized
                                                     Value of    Gain (Loss) on
                                                    Investment   Other Financial
             Valuation Inputs                       Securities     Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $ 99,052,507     $   (229,339)
Level 2 - Other Significant Observable Inputs       10,604,915                -
Level 3 - Significant Unobservable Inputs                    -                -
                                                  -----------------------------
                                                  $109,657,422     $   (229,339)
                                                  =============================

*Includes futures contracts.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $123,218,711
                                                        ============
Gross tax appreciation of investments                   $  7,786,449
Gross tax depreciation of investments                    (21,347,738)
                                                        ------------
Net tax appreciation (depreciation) of investments      $(13,561,289)
                                                        ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              NT Mid Cap Value Fund

                                  June 30, 2008

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                                                                American Century
                                                                 Investments(R)

NT Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.5%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.4%
     2,600 Northrop Grumman Corp.                                  $    173,940
                                                                   ------------

AIRLINES - 0.5%
    18,938 Southwest Airlines Co.                                       246,952
                                                                   ------------

AUTO COMPONENTS - 0.9%
     8,710 Autoliv, Inc.                                                406,060
                                                                   ------------

AUTOMOBILES - 1.5%
     7,500 Bayerische Motoren Werke AG ORD                              360,895
    35,344 Winnebago Industries, Inc.(1)                                360,155
                                                                   ------------
                                                                        721,050
                                                                   ------------

BEVERAGES - 2.5%
     6,612 Anheuser-Busch Cos., Inc.                                    410,737
    26,400 Coca-Cola Enterprises, Inc.                                  456,720
     9,900 Pepsi Bottling Group, Inc.                                   276,408
                                                                   ------------
                                                                      1,143,865
                                                                   ------------

BUILDING PRODUCTS - 0.4%
    10,663 Masco Corp.                                                  167,729
                                                                   ------------

CAPITAL MARKETS - 2.3%
     8,900 AllianceBernstein Holding LP                                 486,652
     7,400 Ameriprise Financial, Inc.                                   300,958
     6,500 Legg Mason, Inc.                                             283,205
                                                                   ------------
                                                                      1,070,815
                                                                   ------------

CHEMICALS - 2.7%
     6,200 Ecolab, Inc.                                                 266,538
    12,798 International Flavors & Fragrances, Inc.                     499,890
     2,570 Minerals Technologies, Inc.                                  163,426
     6,700 Rohm & Haas Co.                                              311,148
                                                                   ------------
                                                                      1,241,002
                                                                   ------------

COMMERCIAL BANKS - 4.8%
    23,032 Associated Banc-Corp.                                        444,287
    10,305 Commerce Bancshares, Inc.                                    408,696
    41,568 Marshall & Ilsley Corp.                                      637,238
     9,823 SunTrust Banks, Inc.                                         355,789
     7,400 United Bankshares, Inc.                                      169,830
     6,200 Zions Bancorp.                                               195,238
                                                                   ------------
                                                                      2,211,078
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 4.7%
    12,500 Avery Dennison Corp.                                         549,125
    27,227 HNI Corp.(1)                                                 480,829
    10,663 Pitney Bowes, Inc.                                           363,608
     9,998 Republic Services, Inc.                                      296,941
    12,596 Waste Management, Inc.                                       474,995
                                                                   ------------
                                                                      2,165,498
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 0.8%
    34,000 Emulex Corp.(2)                                              396,100
                                                                   ------------

COMPUTERS & PERIPHERALS - 1.2%
    12,814 Diebold, Inc.                                                455,922

NT Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
     8,146 QLogic Corp.(2)                                         $    118,850
                                                                   ------------
                                                                        574,772
                                                                   ------------

CONTAINERS & PACKAGING - 4.3%
    62,540 Bemis Co., Inc.                                            1,402,147
    28,300 Pactiv Corp.(2)                                              600,809
                                                                   ------------
                                                                      2,002,956
                                                                   ------------

DISTRIBUTORS - 1.1%
    12,756 Genuine Parts Co.                                            506,158
                                                                   ------------

DIVERSIFIED - 2.5%
    14,496 iShares S&P MidCap 400 Index Fund                          1,181,424
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 1.0%
    11,200 McGraw-Hill Cos., Inc. (The)                                 449,344
                                                                   ------------

ELECTRIC UTILITIES - 7.2%
    31,584 Empire District Electric Co. (The)(1)                        585,567
    20,424 IDACORP, Inc.                                                590,050
    48,896 Portland General Electric Co.                              1,101,138
    28,200 Sierra Pacific Resources                                     358,422
    32,300 Westar Energy, Inc.                                          694,773
                                                                   ------------
                                                                      3,329,950
                                                                   ------------

ELECTRICAL EQUIPMENT - 1.3%
    14,800 Hubbell, Inc., Class B                                       590,076
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
     5,029 Littelfuse, Inc.(2)                                          158,665
    18,358 Molex, Inc.                                                  448,119
    10,324 Tyco Electronics Ltd.                                        369,805
    28,800 Vishay Intertechnology, Inc.(2)                              255,456
                                                                   ------------
                                                                      1,232,045
                                                                   ------------

FOOD PRODUCTS - 8.9%
    17,300 Campbell Soup Co.                                            578,858
    44,807 ConAgra Foods, Inc.                                          863,879
     2,066 General Mills, Inc.                                          125,551
     3,396 H.J. Heinz Co.                                               162,498
     9,706 Hershey Co. (The)                                            318,163
    10,800 Kellogg Co.                                                  518,616
    41,435 Kraft Foods, Inc., Class A                                 1,178,826
    25,890 Maple Leaf Foods, Inc. ORD                                   277,483
     2,400 Ralcorp Holdings, Inc.(2)                                    118,656
                                                                   ------------
                                                                      4,142,530
                                                                   ------------

GAS UTILITIES - 2.0%
     8,100 AGL Resources, Inc.                                          280,098
    13,420 Southwest Gas Corp.                                          398,977
     7,753 WGL Holdings, Inc.                                           269,339
                                                                   ------------
                                                                        948,414
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
    13,160 Beckman Coulter, Inc.                                        888,695
     9,900 Boston Scientific Corp.(2)                                   121,671
    19,100 Symmetry Medical, Inc.(2)                                    309,802
     4,200 Zimmer Holdings, Inc.(2)                                     285,810
                                                                   ------------
                                                                      1,605,978
                                                                   ------------

NT Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.9%

     9,600 LifePoint Hospitals, Inc.(2)                            $    271,680
     2,702 Universal Health Services, Inc., Class B                     170,820
                                                                   ------------
                                                                        442,500
                                                                   ------------

HEALTH CARE TECHNOLOGY - 0.4%
     7,800 IMS Health, Inc.                                             181,740
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 3.3%
    19,886 International Speedway Corp., Class A                        776,151
    37,330 Speedway Motorsports, Inc.                                   760,785
                                                                   ------------
                                                                      1,536,936
                                                                   ------------

HOUSEHOLD DURABLES - 0.7%
     5,100 Whirlpool Corp.                                              314,823
                                                                   ------------

HOUSEHOLD PRODUCTS - 5.5%
    10,000 Clorox Co. (The)                                             522,000
    34,084 Kimberly-Clark Corp.                                       2,037,542
                                                                   ------------
                                                                      2,559,542
                                                                   ------------

INSURANCE - 7.2%
     9,535 Allstate Corp. (The)                                         434,701
    14,739 Arthur J. Gallagher & Co.                                    355,210
     7,100 Chubb Corp.                                                  347,971
    12,236 Genworth Financial, Inc., Class A                            217,923
     5,543 Hartford Financial Services Group, Inc. (The)                357,911
     4,067 HCC Insurance Holdings, Inc.                                  85,976
    24,351 Horace Mann Educators Corp.                                  341,401
     2,500 Lincoln National Corp.                                       113,300
    30,654 Marsh & McLennan Cos., Inc.                                  813,864
     6,100 Principal Financial Group, Inc.                              256,017
                                                                   ------------
                                                                      3,324,274
                                                                   ------------

IT SERVICES - 0.3%
     3,000 Automatic Data Processing, Inc.                              125,700
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS - 0.9%
     4,300 Polaris Industries, Inc.(1)                                  173,634
    13,683 RC2 Corp.(2)                                                 253,957
                                                                   ------------
                                                                        427,591
                                                                   ------------

MACHINERY - 1.6%
    29,545 Altra Holdings, Inc.(2)                                      496,651
     2,500 Dover Corp.                                                  120,925
     2,600 Kaydon Corp.                                                 133,666
                                                                   ------------
                                                                        751,242
                                                                   ------------

METALS & MINING - 0.3%
     2,300 Newmont Mining Corp.                                         119,968
                                                                   ------------

MULTILINE RETAIL - 0.3%
     8,000 Family Dollar Stores, Inc.                                   159,520
                                                                   ------------

MULTI-UTILITIES - 3.7%
     8,800 Ameren Corp.                                                 371,624
     7,100 Consolidated Edison, Inc.                                    277,539
    12,794 Puget Energy, Inc.                                           306,928
    11,160 Wisconsin Energy Corp.                                       504,655

NT Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
    13,400 Xcel Energy, Inc.                                       $    268,938
                                                                   ------------
                                                                      1,729,684
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 2.4%
     3,048 Apache Corp.                                                 423,672
     9,742 Equitable Resources, Inc.                                    672,783
                                                                   ------------
                                                                      1,096,455
                                                                   ------------

PAPER & FOREST PRODUCTS - 1.8%
    18,048 MeadWestvaco Corp.                                           430,264
     8,206 Weyerhaeuser Co.                                             419,655
                                                                   ------------
                                                                        849,919
                                                                   ------------

PHARMACEUTICALS - 1.7%
     4,300 Barr Pharmaceuticals, Inc.(2)                                193,844
    16,500 Bristol-Myers Squibb Co.                                     338,745
    10,252 Watson Pharmaceuticals, Inc.(2)                              278,547
                                                                   ------------
                                                                        811,136
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.5%
     3,600 Boston Properties, Inc.                                      324,792
     8,700 Host Hotels & Resorts, Inc.                                  118,755
     2,200 Public Storage                                               177,738
    10,500 Rayonier, Inc.                                               445,830
     3,500 Realty Income Corp.(1)                                        79,660
                                                                   ------------
                                                                      1,146,775
                                                                   ------------

ROAD & RAIL - 0.5%
    15,600 Heartland Express, Inc.                                      232,596
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
     8,200 KLA-Tencor Corp.                                             333,822
    11,600 Teradyne, Inc.(2)                                            128,412
                                                                   ------------
                                                                        462,234
                                                                   ------------

SOFTWARE - 0.6%
    11,135 Synopsys, Inc.(2)                                            266,238
                                                                   ------------

SPECIALTY RETAIL - 1.3%
    17,162 Lowe's Cos., Inc.                                            356,112
     5,800 Sherwin-Williams Co. (The)                                   266,394
                                                                   ------------
                                                                        622,506
                                                                   ------------

THRIFTS & MORTGAGE FINANCE - 2.4%
    51,133 People's United Financial, Inc.                              797,675
    16,900 Washington Federal, Inc.                                     305,890
                                                                   ------------
                                                                      1,103,565
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS - 0.7%
    11,500 Interline Brands, Inc.(2)                                    183,195
     1,500 W.W. Grainger, Inc.                                          122,700
                                                                   ------------
                                                                        305,895
                                                                   ------------

WATER UTILITIES - 0.3%
     7,226 American Water Works Co., Inc.(2)                            160,273
                                                                   ------------

TOTAL COMMON STOCKS
(Cost $48,828,528)                                                   45,238,848
                                                                   ------------

NT Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
Principal Amount                                                      Value
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.0%
$1,400,000 FHLB Discount Notes, 2.00%, 7/1/08(1)(3)
(Cost $1,399,922)                                                  $  1,400,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(4) -- 5.4%
-------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$700,049)                                                               700,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$700,048)                                                               700,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$700,049)                                                               700,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.65%, dated 6/30/08, due 7/1/08
(Delivery value $421,506)                                               421,475
                                                                   ------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $2,521,475)                                                     2,521,475
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 105.9%
(Cost $52,749,925)                                                   49,160,323
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (5.9)%                               (2,730,465)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $ 46,429,858
                                                                   ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                 Settlement                          Unrealized
  Contracts to Sell                 Date                Value        Gain (Loss)
--------------------------------------------------------------------------------
 245,191  CAD for USD             7/31/08              $240,313          $2,020
 223,407  Euro for USD            7/31/08               351,341            (354)
                                                       ------------------------
                                                       $591,654          $1,666
                                                       ========================

(Value on Settlement Date $593,320)

Notes to Schedule of Investments
--------------------------------------------------------------------------------
CAD  - Canadian Dollar
FHLB - Federal Home Loan Bank
ORD  - Foreign Ordinary Share
USD  - United States Dollar

(1)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $2,442,952.

(2)   Non-income producing.

(3)   The rate indicated is the yield to maturity at purchase.

(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT Mid Cap Value - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                 Unrealized Gain
                                                                    (Loss) on
                                                 Value of             Other
                                                Investment          Financial
                 Valuation Inputs               Securities         Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                        $44,600,470                     -
Level 2 - Other Significant Observable Inputs    4,559,853                $1,666
Level 3 - Significant Unobservable Inputs                -                     -
                                               ---------------------------------
                                               $49,160,323                $1,666
                                               =================================

*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 54,916,872
                                                        ============
Gross tax appreciation of investments                   $  1,007,645
Gross tax depreciation of investments                     (6,764,194)
                                                        ------------
Net tax appreciation (depreciation) of investments      $ (5,756,549)
                                                        ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    August 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    August 26, 2008

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    August 26, 2008